UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2011

Contents

Shareholder Expense Example	(Click Here)
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	(Click Here)
Prime Fund	(Click Here)
Tax-Exempt Fund	(Click Here)
Notes to the Financial Statements	(Click Here)
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Foreign securities are subject to interest-rate, currency-exchange-rate, economic, and political risks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Treasury
Daily Money Class	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45**
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .46**
Capital Reserves Class	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50**
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51**
Advisor B Class	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50**
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51**
Advisor C Class	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50**
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51**
Prime
Daily Money Class	.30%
Actual		$ 1,000.00	$ 1,000.10	$ 1.51**
HypotheticalA		$ 1,000.00	$ 1,023.69	$ 1.53**
Capital Reserves Class	.30%
Actual		$ 1,000.00	$ 1,000.10	$ 1.51**
HypotheticalA		$ 1,000.00	$ 1,023.69	$ 1.53**
Tax-Exempt
Daily Money Class	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .81**
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .82**
Capital Reserves Class	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .81**
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .82**
Fidelity Tax-Free Money Market Fund	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .81**
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .82**

Annual Report

Shareholder Expense Example - continued

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury
Daily Money Class	.73%
Actual		$ 3.67
HypotheticalA		$ 3.72
Capital Reserves Class	.97%
Actual		$ 4.88
HypotheticalA		$ 4.94
Advisor B Class	1.47%
Actual		$ 7.39
HypotheticalA		$ 7.48
Advisor C Class	1.47%
Actual		$ 7.39
HypotheticalA		$ 7.48
Prime
Daily Money Class	.70%
Actual		$ 3.53
HypotheticalA		$ 3.57
Capital Reserves Class	.95%
Actual		$ 4.78
HypotheticalA		$ 4.84
Tax-Exempt
Daily Money Class	.70%
Actual		$ 3.52
HypotheticalA		$ 3.57
Capital Reserves Class	.95%
Actual		$ 4.78
HypotheticalA		$ 4.84
Fidelity Tax-Free Money Market Fund	.45%
Actual		$ 2.27
HypotheticalA		$ 2.29

A 5% return per year before expenses

Annual Report

Treasury Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/11	% of fund's investments 4/30/11	% of fund's investments 10/31/10
1 - 7	74.5	64.5	70.5
8 - 30	4.6	1.7	0.0
31 - 60	0.2	2.0	2.3
61 - 90	3.3	7.5	2.3
91 - 180	3.2	11.9	13.3
> 180	14.2	12.4	11.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/11	4/30/11	10/31/10
Treasury Fund	49 Days	47 Days	57 Days
All Taxable Money Market Funds Average*	42 Days	45 Days	47 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/11	4/30/11	10/31/10
Treasury Fund	49 Days	47 Days	57 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2011	As of April 30, 2011
U.S. Treasury Obligations 25.3%	U.S. Treasury Obligations 34.9%
Repurchase Agreements 73.9%	Repurchase Agreements 63.4%
Net Other Assets 0.8%	Net Other Assets 1.7%

* Source: iMoneyNet, Inc.

Annual Report

Treasury Fund

Investments October 31, 2011

Showing Percentage of Net Assets

U.S. Treasury Obligations - 25.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 4.1%
11/17/11 to 10/18/12	0.06 to 0.30%	$ 214,000	$ 213,903
U.S. Treasury Notes - 21.2%
11/15/11 to 11/15/12	0.10 to 0.32	1,097,830	1,110,004
TOTAL U.S. TREASURY OBLIGATIONS			1,323,907
Repurchase Agreements - 73.9%
	Maturity Amount (000s)
In a joint trading account at:
0.09% dated 10/31/11 due 11/1/11 (Collateralized by U.S. Treasury Obligations) #	$ 3,363,810	3,363,802
0.09% dated 10/31/11 due 11/1/11 (Collateralized by U.S. Treasury Obligations) #	50,944	50,944
With:
Citigroup Global Capital Markets, Inc. at 0.06%, dated 10/27/11 due 11/3/11 (Collateralized by U.S. Treasury Obligations valued at $117,634,139, 1.38% - 2.38%, 2/15/13 - 3/31/16)	115,001	115,000
Deutsche Bank Securities, Inc. at 0.14%, dated 8/3/11 due 11/1/11 (Collateralized by U.S. Treasury Obligations valued at $115,369,455, 0.38% - 9%, 12/31/11 - 5/15/40)	113,040	113,000
Morgan Stanley & Co., Inc. at 0.11%, dated 8/12/11 due 11/7/11 (Collateralized by U.S. Treasury Obligations valued at $107,810,718, 0% - 7.13%, 11/30/11 - 5/15/30)	105,030	105,000
UBS Securities LLC at 0.1%, dated 10/14/11 due 11/7/11 (Collateralized by U.S. Treasury Obligations valued at $117,425,958, 2.63%, 7/15/17)	114,015	114,000
TOTAL REPURCHASE AGREEMENTS		3,861,746
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $5,185,653)		5,185,653
NET OTHER ASSETS (LIABILITIES) - 0.8%		39,327
NET ASSETS - 100%		$ 5,224,980
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,363,802,000 due 11/01/11 at 0.09%
BNP Paribas Securities Corp.	$ 103,407
Barclays Capital, Inc.	690,521
Citibank NA	230,174
Credit Suisse Securities (USA) LLC	690,521
HSBC Securities (USA), Inc.	475,294
Merrill Lynch, Pierce, Fenner & Smith, Inc.	115,087
RBS Securities, Inc.	690,520
UBS Securities LLC	230,174
Wells Fargo Securities LLC	138,104
$ 3,363,802
$50,944,000 due 11/01/11 at 0.09%
BNP Paribas Securities Corp.	$ 26,757
Barclays Capital, Inc.	11,055
Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,132
$ 50,944
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $3,861,746) - See accompanying schedule: Unaffiliated issuers (cost $5,185,653)		$ 5,185,653
Receivable for fund shares sold		105,855
Interest receivable		5,088
Prepaid expenses		11
Total assets		5,296,607

Liabilities
Payable for fund shares redeemed	$ 71,286
Distributions payable	2
Accrued management fee	264
Other affiliated payables	36
Other payables and accrued expenses	39
Total liabilities		71,627

Net Assets		$ 5,224,980
Net Assets consist of:
Paid in capital		$ 5,225,006
Distributions in excess of net investment income		(26)
Net Assets		$ 5,224,980

Daily Money Class: Net Asset Value, offering price and redemption price per share ($3,760,171 ÷ 3,759,800 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,300,116 ÷ 1,299,618 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($38,424 ÷ 38,424 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($126,269 ÷ 126,261 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2011

Investment Income
Interest		$ 5,268

Expenses
Management fee	$ 9,079
Transfer agent fees	7,297
Distribution and service plan fees	12,929
Accounting fees and expenses	322
Custodian fees and expenses	14
Independent trustees' compensation	13
Registration fees	743
Audit	48
Legal	12
Miscellaneous	24
Total expenses before reductions	30,481
Expense reductions	(25,577)	4,904
Net investment income (loss)		364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4
Net increase in net assets resulting from operations		$ 368

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 364	$ 382
Net realized gain (loss)	4	3
Net increase in net assets resulting from operations	368	385
Distributions to shareholders from net investment income	(363)	(381)
Distributions to shareholders from net realized gain	-	(129)
Total distributions	(363)	(510)
Share transactions - net increase (decrease)	1,890,303	(1,190,929)
Total increase (decrease) in net assets	1,890,308	(1,191,054)

Net Assets
Beginning of period	3,334,672	4,525,726
End of period (including distributions in excess of net investment income of $26 and distributions in excess of net investment income of $31, respectively)	$ 5,224,980	$ 3,334,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.018	.045
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.018	.045
Distributions from net investment income	- C	- C	- C	(.018)	(.045)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	- C	- C	(.018)	(.045)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.02%	1.82%	4.55%
Ratios to Average Net AssetsB
Expenses before reductions	.73%	.72%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.13%	.22%	.48%	.65%	.70%
Expenses net of all reductions	.13%	.22%	.48%	.65%	.70%
Net investment income (loss)	.01%	.01%	.02%	1.64%	4.44%
Supplemental Data
Net assets, end of period (in millions)	$ 3,760	$ 2,056	$ 2,648	$ 4,129	$ 1,833

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.016	.042
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.016	.042
Distributions from net investment income	- C	- C	- C	(.016)	(.042)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	- C	- C	(.016)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.02%	1.56%	4.29%
Ratios to Average Net Assets B
Expenses before reductions	.98%	.97%	1.00%	.98%	.97%
Expenses net of fee waivers, if any	.14%	.22%	.48%	.87%	.95%
Expenses net of all reductions	.14%	.22%	.48%	.87%	.95%
Net investment income (loss)	.01%	.01%	.02%	1.42%	4.19%
Supplemental Data
Net assets, end of period (in millions)	$ 1,300	$ 1,126	$ 1,671	$ 3,063	$ 1,848

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.011	.037
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.011	.037
Distributions from net investment income	- D	- D	- D	(.011)	(.037)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	- D	- D	- D	(.011)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A,B	.01%	.01%	.02%	1.13%	3.77%
Ratios to Average Net Assets C
Expenses before reductions	1.49%	1.48%	1.50%	1.49%	1.48%
Expenses net of fee waivers, if any	.14%	.22%	.47%	1.29%	1.45%
Expenses net of all reductions	.14%	.22%	.47%	1.29%	1.45%
Net investment income (loss)	.01%	.01%	.02%	.99%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 47	$ 70	$ 96	$ 57

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.011	.037
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.011	.037
Distributions from net investment income	- D	- D	- D	(.011)	(.037)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	- D	- D	- D	(.011)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A,B	.01%	.01%	.02%	1.13%	3.78%
Ratios to Average Net Assets C
Expenses before reductions	1.48%	1.48%	1.50%	1.48%	1.47%
Expenses net of fee waivers, if any	.14%	.22%	.48%	1.28%	1.45%
Expenses net of all reductions	.14%	.22%	.48%	1.28%	1.45%
Net investment income (loss)	.01%	.01%	.01%	1.01%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 126	$ 105	$ 138	$ 261	$ 124

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/11	% of fund's investments 4/30/11	% of fund's investments 10/31/10
1 - 7	32.1	30.7	26.7
8 - 30	24.1	23.2	21.7
31 - 60	11.4	10.1	22.9
61 - 90	16.9	20.5	12.5
91 - 180	11.8	8.5	12.0
> 180	3.7	7.0	4.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/11	4/30/11	10/31/10
Prime Fund	47 Days	50 Days	51 Days
All Taxable Money Market Funds Average*	42 Days	45 Days	47 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/11	4/30/11	10/31/10
Prime Fund	90 Days	92 Days	84 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2011 A		As of April 30, 2011 B
	Corporate Bonds 0.2%		Corporate Bonds 0.2%
	Commercial Paper 13.8%		Commercial Paper 20.3%
	Bank CDs, BAs, TDs, and Notes 60.0%		Bank CDs, BAs, TDs, and Notes 57.0%
	Government Securities ** 12.3%		Government Securities ** 8.6%
	Repurchase Agreements 13.4%		Repurchase Agreements 14.9%
	Other Investments 0.1%		Other Investments 0.0%
	Net Other Assets 0.2%		Net Other Assets† (1.0)%
A Foreign investments	67.5%	B Foreign investments	73.6%

* Source: iMoneyNet, Inc.

** Includes Federal Financing Supported Student Loan Short-Term Notes.

† Net Other Assets are not included in the pie chart.

Annual Report

Prime Fund

Investments October 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
	11/7/11	0.22% (d)	$ 33,000	$ 33,000
Certificates of Deposit - 50.9%

Domestic Certificates Of Deposit - 1.5%
Branch Banking & Trust Co.
	11/17/11 to 2/21/12	0.24 to 0.30	275,000	275,000
London Branch, Eurodollar, Foreign Banks - 6.8%
ABN AMRO Bank NV
	11/3/11 to 11/23/11	0.36	172,000	172,000
Australia & New Zealand Banking Group Ltd.
	11/30/11	0.25	40,000	40,000
Commonwealth Bank of Australia
	11/30/11 to 12/12/11	0.25 to 0.30	221,000	221,000
HSBC Bank PLC
	12/28/11 to 5/3/12	0.30 to 0.55	258,000	258,000
National Australia Bank Ltd.
	12/1/11 to 4/17/12	0.30 to 0.52	499,000	499,000
				1,190,000
New York Branch, Yankee Dollar, Foreign Banks - 42.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
	12/6/11	0.32	189,000	189,000
Bank of Montreal
	11/22/11 to 11/5/12	0.25 to 0.62 (d)	248,000	248,077
Bank of Montreal Chicago CD Program
	9/26/12 to 10/29/12	0.39 to 0.44 (d)	182,000	182,000
Bank of Nova Scotia
	11/9/11 to 11/9/12	0.25 to 0.52 (d)	879,000	879,034
Bank of Tokyo-Mitsubishi
	11/2/11 to 11/29/11	0.28 to 0.32	352,000	352,000
BNP Paribas New York Branch
	11/2/11 to 11/7/11	0.44 to 0.45	465,000	465,000
BNP Paribas SA
	11/18/11 to 11/28/11	0.42 to 0.63 (d)	218,000	218,002
Canadian Imperial Bank of Commerce New York Branch
	11/7/11 to 11/16/12	0.33 to 0.50 (d)	708,000	708,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Suisse New York Branch
	11/10/11 to 12/28/11	0.26 to 0.37%	$ 241,000	$ 241,001
DnB NOR Bank ASA
	11/18/11 to 1/20/12	0.30 to 0.37	187,000	187,000
Mitsubishi UFJ Trust & Banking Corp.
	1/11/12 to 1/27/12	0.40 to 0.45	297,000	297,000
Mizuho Corporate Bank Ltd.
	11/4/11	0.18	128,000	128,000
National Bank Canada
	11/4/11 to 7/6/12	0.35 to 0.37 (d)	206,000	206,000
Nordea Bank Finland PLC
	1/13/12 to 1/20/12	0.35 to 0.37	297,000	297,000
Rabobank Nederland New York Branch
	12/15/11 to 6/8/12	0.29 to 0.40 (d)	819,000	819,001
Royal Bank of Canada
	11/1/12	0.73 (d)	168,000	168,000
Skandinaviska Enskilda Banken
	11/18/11	0.26	24,000	24,000
Sumitomo Mitsui Banking Corp.
	11/1/11 to 11/10/11	0.19 to 0.20	729,000	729,000
Svenska Handelsbanken
	11/3/11 to 11/8/11	0.22 to 0.30	335,000	335,000
Toronto-Dominion Bank
	10/19/12	0.43 (d)	175,000	175,000
Toronto-Dominion Bank New York Branch
	11/15/11 to 1/12/12	0.25 to 0.32 (d)	126,000	126,000
UBS AG
	11/23/11 to 1/30/12	0.35 to 0.45	479,000	479,000
				7,452,115
TOTAL CERTIFICATES OF DEPOSIT				8,917,115
Commercial Paper - 13.8%

ASB Finance Ltd.
	3/2/12	0.38 (d)	65,000	64,999
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
ASB Finance Ltd. (London)
	4/11/12 to 4/13/12	0.58%	$ 30,000	$ 29,921
Barclays Bank PLC/Barclays US CCP Funding LLC
	11/10/11 to 12/2/11	0.27	130,000	129,979
Caisse d'Amort de la Dette Societe
	11/2/11 to 5/25/12	0.26 to 0.31 (b)(d)	294,000	293,979
Commonwealth Bank of Australia
	11/21/11 to 4/10/12	0.30 to 0.50 (d)	84,000	83,934
Danske Corp.
	11/1/11 to 11/8/11	0.25	258,000	257,993
DnB NOR Bank ASA
	11/22/11 to 12/7/11	0.27 to 0.30	64,000	63,986
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
	1/5/12 to 1/18/12	0.35 to 0.36	93,415	93,345
National Australia Funding, Inc.
	11/1/11	0.26	50,000	50,000
Nationwide Building Society
	11/17/11 to 11/18/11	0.25 to 0.35	52,300	52,293
Nordea North America, Inc.
	11/4/11 to 2/2/12	0.25 to 0.40	306,000	305,837
Northern Pines Funding LLC
	12/1/11	0.39 (d)	27,000	27,000
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
	11/29/11 to 12/12/11	0.32 to 0.40	230,000	229,902
Royal Bank of Canada
	11/23/11	0.30	100,000	99,982
Skandinaviska Enskilda Banken AB
	11/2/11 to 11/16/11	0.25 to 0.26	156,000	155,992
Svenska Handelsbanken, Inc.
	12/28/11 to 1/31/12	0.33 to 0.39	125,000	124,905
Texas Instruments International Management Co. S.a.r.L.
	7/9/12	0.43	6,000	5,982
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Texas Instruments, Inc.
	12/6/11 to 12/12/11	0.20%	$ 23,000	$ 22,995
Total Capital Canada Ltd.
	12/15/11	0.42	29,000	28,985
Westpac Banking Corp.
	11/9/11 to 4/10/12	0.23 to 0.39 (d)	298,000	297,994
TOTAL COMMERCIAL PAPER				2,420,003
U.S. Government and Government Agency Obligations - 2.3%

Other Government Related - 2.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

	1/10/12	0.19 (c)	38,000	37,987
	1/12/12	0.19 (c)	45,195	45,179
	1/13/12	0.19 (c)	21,000	20,992
	1/25/12	0.20 (c)	30,000	29,987
	1/26/12	0.20 (c)	30,000	29,986
	1/3/12	0.19 (c)	35,000	34,989
	1/6/12	0.19 (c)	43,000	42,986
	1/9/12	0.19 (c)	45,000	44,985
	2/1/12	0.20 (c)	116,000	115,944
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				403,035
Federal Agencies - 3.6%

Fannie Mae - 1.0%
	4/2/12	0.20	173,000	172,853
Federal Home Loan Bank - 2.6%
	2/6/12 to 8/30/12	0.17 to 0.41	450,000	449,999
TOTAL FEDERAL AGENCIES				622,852
U.S. Treasury Obligations - 6.4%
		Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 1.4%
	11/3/11 to 2/9/12	0.12 to 0.30%	$ 240,000	$ 239,936
U.S. Treasury Notes - 5.0%
	11/15/11 to 9/15/12	0.14 to 0.35	882,000	885,837
TOTAL U.S. TREASURY OBLIGATIONS				1,125,773
Master Notes - 0.7%

Royal Bank of Scotland PLC
	11/15/11	0.73 (d)(g)	123,000	123,000
Medium-Term Notes - 5.9%

Commonwealth Bank of Australia
	2/10/12	0.45 (b)(d)	58,000	58,000
Metropolitan Life Insurance Co.
	1/30/12	0.70 (d)(g)	35,000	35,000
Royal Bank of Canada
	11/1/12 to 11/15/12	0.42 to 0.70 (b)(d)	400,000	400,000
	11/5/12	0.27 (d)	176,000	175,948
Westpac Banking Corp.
	5/23/12 to 6/14/12	0.32 to 0.44 (b)(d)	358,000	358,000
TOTAL MEDIUM-TERM NOTES				1,026,948
Asset-Backed Securities - 0.1%

Huntington Auto Trust 2011-1
	9/17/12	0.36 (b)	16,275	16,275
Municipal Securities - 2.5%

Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, LOC Bank of America NA, VRDN
11/7/11	0.17 (d)	10,105		10,105
California Gen. Oblig. Series 2003 C1, LOC Bank of America NA, VRDN
11/7/11	0.16 (d)	9,400		9,400
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
California Gen. Oblig. Series 2005 B1, LOC Bank of America NA, VRDN
11/7/11	0.17% (d)	$ 24,000		$ 24,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 I, LOC Bank of America NA, VRDN
11/7/11	0.15 (d)	30,970		30,970
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Wilshire Court Proj.) Series AAA, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
11/7/11	0.14 (d)(e)	15,000		15,000
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 13, (Liquidity Facility Branch Banking & Trust Co.)
11/7/11	0.12 (d)(f)	12,340		12,340
Grand Valley Michigan State Univ. Rev. Series 2008 B, LOC U.S. Bank NA, Minnesota, VRDN
11/7/11	0.11 (d)	6,500		6,500
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) LOC JPMorgan Chase Bank, VRDN
11/7/11	0.19 (d)(e)	20,000		20,000
Illinois Fin. Auth. Rev. (Museum of Science & Industry Proj.) Series 2009 A, LOC Bank of America NA, VRDN
11/7/11	0.19 (d)	15,000		15,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, (Liquidity Facility Bank of America NA), VRDN
11/7/11	0.18 (d)	30,000		30,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Solar 06 21, (Liquidity Facility U.S. Bank NA, Minnesota)
11/7/11	0.13 (d)(f)	14,475		14,475
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
11/7/11	0.12 (d)(e)	12,500		12,500
New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
11/7/11	0.13 (d)(e)	21,000		21,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
11/7/11	0.13 (d)(e)	13,000		13,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
11/7/11	0.13 (d)(e)	14,500		14,500
New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, LOC Freddie Mac, VRDN
11/7/11	0.13 (d)(e)	50,000		50,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
11/7/11	0.13% (d)	$ 28,000		$ 28,000
Oregon Health and Science Univ. Spl. Rev. Series 2009 B2, LOC U.S. Bank NA, Minnesota, VRDN
11/7/11	0.13 (d)	5,520		5,520
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
11/7/11	0.11 (d)	20,200		20,200
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, LOC Bank of America NA, VRDN
11/7/11	0.15 (d)	10,000		10,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005 97C, (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
11/7/11	0.13 (d)(e)	19,000		19,000
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
11/7/11	0.13 (d)(e)	28,800		28,800
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, LOC Citibank NA, VRDN
11/7/11	0.12 (d)	8,680		8,680
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, (Liquidity Facility JPMorgan Chase Bank)
11/7/11	0.14 (d)(f)	13,055		13,055
TOTAL MUNICIPAL SECURITIES			432,045
Repurchase Agreements - 13.4%
	Maturity Amount (000s)
In a joint trading account at:
0.12% dated 10/31/11 due 11/1/11 (Collateralized by U.S. Treasury Obligations) #	$ 48,185	48,185
0.13% dated 10/31/11 due 11/1/11 (Collateralized by U.S. Treasury Obligations) #	462,656	462,654
With:
Barclays Capital, Inc. at:
0.2%, dated 10/31/11 due 11/1/11 (Collateralized by U.S. Treasury Obligations valued at $1,020,042, 1%, 10/31/16)	1,000	1,000
0.28%, dated 10/31/11 due 11/1/11 (Collateralized by Equity Securities valued at $19,440,168)	18,000	18,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.29%, dated 10/27/11 due 11/3/11 (Collateralized by Equity Securities valued at $12,960,532)	$ 12,001	$ 12,000
0.3%, dated 10/25/11 due 11/1/11 (Collateralized by Equity Securities valued at $16,200,964)	15,001	15,000
0.33%, dated 10/31/11 due 11/1/11 (Collateralized by Mortgage Loan Obligations valued at $46,350,426, 0%, 11/25/11)	45,000	45,000
0.38%, dated 10/31/11 due 11/1/11 (Collateralized by Corporate Obligations valued at $385,564,071, 1.38% - 10.5%, 7/15/12 - 3/15/32)	357,004	357,000
0.53%, dated 10/31/11 due 11/1/11 (Collateralized by Corporate Obligations valued at $71,234,706, 1.75% - 7%, 5/15/12 - 9/15/29)	66,001	66,000
0.55%, dated 10/31/11 due:
12/2/11 (Collateralized by U.S. Treasury Obligations valued at $74,461,186, 0.25%, 10/31/13)	73,036	73,000
12/5/11 (Collateralized by U.S. Treasury Obligations valued at $74,461,186, 0.25%, 10/31/13)	73,039	73,000
0.6%, dated 10/31/11 due 12/5/11 (Collateralized by Corporate Obligations valued at $41,410,339, 1.25% - 5.75%, 12/1/13 - 11/15/30)	39,023	39,000
Credit Suisse Securities (USA) LLC at:
0.21%, dated 10/31/11 due 11/1/11 (Collateralized by Equity Securities valued at $392,703,373)	385,002	385,000
0.9%, dated 10/19/11 due:
1/12/12 (Collateralized by Mortgage Loan Obligations valued at $23,770,661, 0% - 5.59%, 11/29/11 - 4/25/37)	22,047	22,000
1/19/12 (Collateralized by Mortgage Loan Obligations valued at $23,767,412, 5.59%, 11/29/11 - 4/25/37)	22,051	22,000
1/26/12 (Collateralized by Mortgage Loan Obligations valued at $20,528,260, 0% - 5.44%, 11/29/11 - 3/25/37)	19,047	19,000
0.91%, dated 10/24/11 due 2/3/12 (Collateralized by Corporate Obligations valued at $16,204,790, 0% - 8.31%, 11/29/11 - 5/1/32)	15,039	15,000
0.92%, dated 10/24/11 due 2/10/12 (Collateralized by Corporate Obligations valued at $16,204,153, 0% - 8.31%, 4/24/12 - 5/1/32)	15,042	15,000
0.94%, dated 10/27/11 due 2/17/12 (Collateralized by Corporate Obligations valued at $33,494,111, 0.43% - 5.61%, 4/15/32 - 4/25/46)	31,091	31,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (USA) LLC at:
0.96%, dated 10/31/11 due 2/24/12 (Collateralized by Mortgage Loan Obligations valued at $16,200,185, 0.43% - 5.42%, 11/25/36 - 2/25/47)	$ 15,046	$ 15,000
Deutsche Bank Securities, Inc. at:
0.14%, dated 10/7/11 due 11/7/11 (Collateralized by U.S. Government Obligations valued at $53,368,222, 0.81% - 4.5%, 11/1/40 - 8/20/58)	52,006	52,000
0.19%, dated 8/17/11 due 11/7/11 (Collateralized by U.S. Government Obligations valued at $57,334,777, 2.51% - 7%, 9/1/22 - 10/1/41)	56,035	56,000
0.23%, dated 8/3/11 due 11/1/11 (Collateralized by U.S. Government Obligations valued at $55,187,130, 2.94% - 7.5%, 12/1/12 - 10/20/58)	54,031	54,000
0.48%, dated 10/31/11 due 11/1/11 (Collateralized by Equity Securities valued at $9,720,132)	9,000	9,000
Goldman Sachs & Co. at:
0.2%, dated 10/26/11 due 11/2/11 (Collateralized by U.S. Treasury Obligations valued at $126,484,276, 2.63%, 8/15/20)	124,005	124,000
0.25%, dated 10/28/11 due 11/4/11 (Collateralized by Commercial Paper Obligations valued at $47,381,316, 0.0%, 11/1/11 - 3/29/12)	46,002	46,000
RBC Capital Markets Corp. at 0.16%, dated 8/26/11 due 11/7/11 (Collateralized by U.S. Government Obligations valued at $34,048,096, 3% - 4%, 12/25/36 - 1/1/41)	33,018	33,000
RBS Securities, Inc. at 0.52%, dated 10/28/11 due 11/4/11 (Collateralized by Corporate Obligations valued at $139,328,662, 2.53% - 13.5%, 11/15/13 - 5/15/47)	129,013	129,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Royal Bank of Scotland PLC at 0.52%, dated 10/28/11 due 11/4/11 (Collateralized by U.S. Government Obligations valued at $62,226,878, 3.22% - 5.53%, 9/15/31 - 9/15/51)	$ 61,006	$ 61,000
UBS Securities LLC at 0.14%, dated 10/14/11 due 11/7/11 (Collateralized by U.S. Government Obligations valued at $55,083,856, 4.5% - 6.5%, 2/1/37 - 9/1/40)	54,007	54,000
TOTAL REPURCHASE AGREEMENTS		2,351,839
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $17,471,885)		17,471,885
NET OTHER ASSETS (LIABILITIES) - 0.2%		29,795
NET ASSETS - 100%		$ 17,501,680
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,126,254,000 or 6.4% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $403,035,000 or 2.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $158,000,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.7%, 1/30/12	3/26/02	$ 35,000
Royal Bank of Scotland PLC 0.73%, 11/15/11	9/16/11	$ 123,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$48,185,000 due 11/01/11 at 0.12%
Barclays Capital, Inc.	$ 17,209
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,031
UBS Securities LLC	22,945
$ 48,185
$462,654,000 due 11/01/11 at 0.13%
BNP Paribas Securities Corp.	$ 38,189
Bank of America NA	200,993
Citibank NA	45,223
Deutsche Bank Securities, Inc.	64,688
J.P. Morgan Securities, Inc.	50,248
RBS Securities, Inc.	10,050
Wells Fargo Securities LLC	53,263
$ 462,654
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $2,351,839) - See accompanying schedule: Unaffiliated issuers (cost $17,471,885)		$ 17,471,885
Receivable for investments sold		176,251
Receivable for fund shares sold		215,719
Interest receivable		9,491
Prepaid expenses		55
Receivable from investment adviser for expense reductions		224
Other receivables		248
Total assets		17,873,873

Liabilities
Payable for investments purchased	$ 122,000
Payable for fund shares redeemed	245,347
Distributions payable	4
Accrued management fee	3,711
Distribution and service plan fees payable	8
Other affiliated payables	804
Other payables and accrued expenses	319
Total liabilities		372,193

Net Assets		$ 17,501,680
Net Assets consist of:
Paid in capital		$ 17,502,020
Distributions in excess of net investment income		(340)
Net Assets		$ 17,501,680

Daily Money Class: Net Asset Value, offering price and redemption price per share ($8,462,685 ÷ 8,461,144 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($9,038,995 ÷ 9,036,920 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2011

Investment Income
Interest		$ 63,571

Expenses
Management fee	$ 45,294
Transfer agent fees	36,301
Distribution and service plan fees	68,333
Accounting fees and expenses	1,152
Custodian fees and expenses	203
Independent trustees' compensation	66
Registration fees	5,844
Audit	70
Legal	65
Miscellaneous	133
Total expenses before reductions	157,461
Expense reductions	(95,689)	61,772
Net investment income (loss)		1,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		225
Net increase in net assets resulting from operations		$ 2,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,799	$ 2,215
Net realized gain (loss)	225	(222)
Net increase in net assets resulting from operations	2,024	1,993
Distributions to shareholders from net investment income	(1,801)	(2,215)
Distributions to shareholders from net realized gain	-	(1,248)
Total distributions	(1,801)	(3,463)
Share transactions - net increase (decrease)	(416,247)	(3,624,684)
Total increase (decrease) in net assets	(416,024)	(3,626,154)

Net Assets
Beginning of period	17,917,704	21,543,858
End of period (including distributions in excess of net investment income of $340 and distributions in excess of net investment income of $338, respectively)	$ 17,501,680	$ 17,917,704

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.006	.029	.047
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.006	.029	.047
Distributions from net investment income	- C	- C	(.006)	(.029)	(.047)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	- C	(.006)	(.029)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.02%	.57%	2.97%	4.82%
Ratios to Average Net Assets B
Expenses before reductions	.74%	.73%	.77%	.74%	.74%
Expenses net of fee waivers, if any	.34%	.41%	.70%	.70%	.70%
Expenses net of all reductions	.34%	.41%	.70%	.70%	.70%
Net investment income (loss)	.01%	.01%	.57%	2.90%	4.72%
Supplemental Data
Net assets, end of period (in millions)	$ 8,463	$ 8,748	$ 9,794	$ 9,562	$ 8,467

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.004	.027	.045
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.004	.027	.045
Distributions from net investment income	- C	- C	(.004)	(.027)	(.045)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	- C	(.004)	(.027)	(.045)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.02%	.41%	2.71%	4.56%
Ratios to Average Net Assets B
Expenses before reductions	.99%	.98%	1.02%	.99%	.99%
Expenses net of fee waivers, if any	.34%	.41%	.86%	.95%	.95%
Expenses net of all reductions	.34%	.41%	.86%	.95%	.95%
Net investment income (loss)	.01%	.01%	.40%	2.65%	4.47%
Supplemental Data
Net assets, end of period (in millions)	$ 9,039	$ 9,169	$ 11,750	$ 13,342	$ 10,829

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/11	% of fund's investments 4/30/11	% of fund's investments 10/31/10
1 - 7	84.4	81.9	80.4
8 - 30	1.2	3.1	2.6
31 - 60	2.3	5.1	4.2
61 - 90	3.1	5.2	3.7
91 - 180	2.3	3.6	3.1
>180	6.7	1.1	6.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/11	4/30/11	10/31/10
Tax-Exempt Fund	29 Days	19 Days	29 Days
All Tax-Free Money Market Funds Average*	33 Days	26 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/11	4/30/11	10/31/10
Tax-Exempt Fund	29 Days	19 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2011	As of April 30, 2011
Variable Rate Demand Notes (VRDNs) 68.2%	Variable Rate Demand Notes (VRDNs) 70.8%
Commercial Paper (including CP Mode) 7.9%	Commercial Paper (including CP Mode) 9.5%
Tender Bonds 0.8%	Tender Bonds 2.3%
Municipal Notes 6.0%	Municipal Notes 5.4%
Fidelity Tax-Free Cash Central Fund 14.6%	Fidelity Tax-Free Cash Central Fund 9.3%
Other Investments 2.9%	Other Investments 1.8%
Net Other Assets† (0.4)%	Net Other Assets 0.9%

† Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Fund

Investments October 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,450	$ 5,450
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.25% 11/1/11, VRDN (c)	2,000	2,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	14,600	14,600
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,800	2,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.19% 11/2/11, VRDN (c)	1,700	1,700
Mobile Spl. Care Facilities Fing. Auth. Rev. (Infirmary Health Sys., Inc.) Series 2010 B, 0.11% 11/7/11, LOC Deutsche Bank AG New York Branch, VRDN (c)	1,900	1,900
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.14% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,100	5,100
		33,550
Alaska - 1.4%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.14% 11/7/11, LOC Union Bank of California, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	24,690	24,690
Denver City & County Wtr. Participating VRDN Series Solar 06 33, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	12,105	12,105
North Slope Borough Gen. Oblig. Bonds Series 2011 B, 2% 6/30/12	4,550	4,600
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.11% 11/7/11, VRDN (c)	19,000	19,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.18% 11/7/11 (ConocoPhillips Guaranteed), VRDN (c)	20,000	20,000
		113,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.1%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.09% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)	$ 3,000	$ 3,000
Series 2008 F, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,225	4,225
(Catholic Healthcare West Proj.):
Series 2008 A, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Series 2009 F, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	17,600	17,600
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,010	5,010
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.12% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.15% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.14% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,200	4,200
PIMA County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,485	3,508
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Salt River Proj.) Series 2002 A, 5% 1/1/12	2,450	2,469
5.125% 1/1/12 (Pre-Refunded to 1/1/12 @ 101) (f)	4,405	4,484
Participating VRDN:
Series BA 08 3511, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,625	5,625
Series BC 10 21W, 0.15% 11/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series EGL 06 0141, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series EGL 06 14 Class A, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	11,200	11,200
Series EGL 07 0012, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,850	13,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3242, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 12,700	$ 12,700
Series Putters 3708Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,055	4,055
Series ROC II R 10362, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,900	9,900
Series WF 09 40C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	3,345	3,345
Series C, 0.17% 1/19/12, CP	2,100	2,100
Tempe Transit Excise Tax Rev. Series 2006, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	5,620	5,620
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	10,300	10,300
		167,191
California - 4.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	2,100	2,100
(Sharp HealthCare Proj.):
Series 2009 C, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	5,300	5,300
Series 2009 D, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	18,280	18,280
Belmont Redwood Shores CA School District Participating VRDN Series WF 11 105 C, 0.13% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,360	10,360
California Gen. Oblig.:
Series 2003 B1, 0.11% 11/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (c)	52,500	52,500
Series 2004 B5, 0.11% 11/7/11, LOC Citibank NA, VRDN (c)	28,300	28,300
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2009 D, 0.12% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	11,200	11,200
(Scripps Health Proj.) Series 2008 C, 0.12% 11/7/11, LOC Union Bank of California, VRDN (c)	6,675	6,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.12% 11/7/11, LOC Union Bank of California, VRDN (c)	$ 2,300	$ 2,300
California Hsg. Fin. Agcy. Rev. Series 2005 A, 0.1% 11/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	1,000	1,000
California State Univ. Rev. Series 2001 A, 0.17% 11/9/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,005	3,005
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.13% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	11,300	11,300
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 A, 0.09% 11/7/11, LOC Union Bank of California, VRDN (c)	3,000	3,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.13% 11/7/11, VRDN (c)	10,000	10,000
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.12% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,900	2,900
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B1, 0.1% 11/7/11, LOC Union Bank of California, VRDN (c)	22,000	22,000
Los Angeles Gen. Oblig. Participating VRDN Series Putters 3931, 0.15% 11/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	15,300	15,300
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	17,300	17,317
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projects) 0.1% 11/7/11, LOC Union Bank of California, VRDN (c)	2,160	2,160
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.12% 11/7/11, LOC Union Bank of California, VRDN (c)	40,695	40,695
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.16% 11/7/11, LOC Bank of America NA, VRDN (c)	8,500	8,500
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,850	6,850
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.15% 11/7/11, LOC Freddie Mac, VRDN (c)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.1% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 12,000	$ 12,000
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.11% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	2,200	2,200
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.55% 11/7/11, LOC KBC Bank NV, VRDN (c)	23,800	23,800
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.12% 11/7/11, LOC Union Bank of California, VRDN (c)	19,300	19,300
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.11% 11/7/11, LOC Citibank NA, VRDN (c)	1,000	1,000
		349,742
Colorado - 2.3%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.12% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,285	13,285
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,065	15,065
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,215	7,215
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	30,230	30,230
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.28% 11/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	16,300	16,300
Participating VRDN:
Series BA 08 1090, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,675	4,675
Series Putters 2999, 0.16% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,250	6,250
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.13% 11/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0039, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 17,575	$ 17,575
Series EGL 07 0040, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,800	9,800
Series MT 741, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	13,205	13,205
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.14% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,700	6,700
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	9,400	9,400
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.16% 11/7/11, LOC Bank of America NA, VRDN (c)	12,350	12,350
Univ. of Colorado Hosp. Auth. Rev.:
Series 2008 B, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	3,035	3,035
Series A, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
		183,885
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
0.5% tender 11/1/11, CP mode	1,000	1,000
0.6% tender 11/2/11, CP mode	9,235	9,235
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 7 05 3031, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	22,900	22,900
Series Putters 3363, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,800	4,800
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.) Series 2008, 0.11% 11/7/11, LOC HSBC Bank USA, NA, VRDN (c)	4,300	4,300
		42,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.4% 11/7/11, VRDN (c)	$ 3,500	$ 3,500
Series 1999 A, 0.4% 11/7/11, VRDN (c)	2,800	2,800
		6,300
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series 2008 C, 0.13% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	7,900	7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.13% 11/7/11, LOC Freddie Mac, VRDN (c)	3,635	3,635
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	12,145	12,145
(The AARP Foundation Proj.) Series 2004, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	3,000	3,000
(The Phillips Collection Issue Proj.) Series 2003, 0.45% 11/7/11, LOC Bank of America NA, VRDN (c)	4,910	4,910
(Washington Drama Society, Inc. Proj.) Series 2008, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	6,025	6,025
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.16% tender 12/8/11, LOC JPMorgan Chase Bank, CP mode	13,700	13,700
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2006 A, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	28,800	28,800
Series 2006 B, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	6,500	6,500
		86,615
Florida - 8.0%
Brevard County School Board RAN 1.5% 4/20/12	18,000	18,090
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.14% 11/7/11, LOC Freddie Mac, VRDN (c)	5,940	5,940
Broward County School District TAN Series 2011, 1.5% 1/25/12	29,800	29,892
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	1,895	1,895
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	10,755	10,755
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 07 0049, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 29,585	$ 29,585
Series EGL 7050054 Class A, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	18,840	18,840
Florida Dept. of Envir. Protection Rev. Bonds Series 2004 A, 5% 7/1/12	1,745	1,798
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.17% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.14% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.14% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	5,850	5,850
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	5,000	5,156
5.25% 7/1/12	1,925	1,987
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.18% 12/6/11, LOC Wells Fargo Bank NA, CP	721	721
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	9,380	9,380
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 3% 1/15/12	2,000	2,010
Fort Myers Util. Sys. Rev.:
Participating VRDN Series Solar 06 53, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	12,620	12,620
Series 2009, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	5,500	5,500
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series C1:
0.16% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	16,000	16,000
0.2% 1/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	27,300	27,300
Series Three 2008 B4, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	39,800	39,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2007 B, 0.14% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,800	$ 4,800
Series 2007 E, 0.14% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,200	6,200
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.14% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.2% tender 11/1/11, CP mode	6,200	6,200
Series 1994, 0.2% tender 11/1/11, CP mode	9,560	9,560
Miami-Dade County Gen. Oblig. TAN Series 2011, 2% 1/27/12	47,600	47,805
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	5,800	5,800
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	24,525	24,525
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.15% 11/7/11, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.12% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	40,935	40,935
(Planned Parenthood Proj.) Series 2002, 0.15% 11/7/11, LOC Northern Trust Co., VRDN (c)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.13% 11/7/11, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County School District TAN Series 2011, 1.5% 1/26/12	12,000	12,038
Palm Beach County Solid Waste Auth. Rev.:
Bonds Series 2011, 2% 10/1/12	8,650	8,785
Participating VRDN Series WF 11 118, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,115	13,115
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	8,935	8,935
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	13,900	13,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.12% 11/7/11, LOC Northern Trust Co., VRDN (c)	$ 5,750	$ 5,750
Series 2009 A3, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.14% 11/7/11, LOC Freddie Mac, VRDN (c)	5,150	5,150
Pinellas County School District TAN Series 2011, 1% 6/30/12 (b)	12,000	12,061
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	12,100	12,100
Series 2005 A2, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,200	6,200
Series 2005 B1, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	14,695	14,695
Series 2005 B2, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,930	8,930
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	9,400	9,400
Series Putters 2473, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,035	1,035
Series Putters 3290, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series ROC II R 11060, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,320	4,320
Sunshine State Govt. Fing. Commission Rev. Series 2011 C, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,250	14,250
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,500	4,500
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,800	14,800
		636,183
Georgia - 2.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.19% 11/1/11, VRDN (c)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	$ 5,000	$ 5,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.14% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,800	6,800
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.24% 11/7/11, LOC Bank of America NA, VRDN (c)	7,500	7,500
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.13% 11/7/11, LOC Freddie Mac, VRDN (c)	5,400	5,400
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	5,300	5,300
(Pace Academy, Inc. Proj.) Series 2008, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	15,600	15,600
Participating VRDN Series Solar 07 72, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	11,540	11,540
Georgia Gen. Oblig.:
Bonds Series D:
5.25% 12/1/11	720	723
5.25% 12/1/11 (Escrowed to Maturity) (f)	730	733
Participating VRDN Series PZ 271, 0.17% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	6,879	6,879
Georgia Muni. Gas Auth. Rev. BAN (Gas Portfolio III Proj.) Series K, 2% 5/23/12	11,250	11,337
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.13% 11/7/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (c)	17,045	17,045
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,270	4,270
Heard County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.19% 11/1/11, VRDN (c)	10,500	10,500
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 19,130	$ 19,130
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.16% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,500	2,500
Series Solar 08 0001, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,240	10,240
Monroe County Dev. Auth. Poll. Cont. Rev. Series 2010 A, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	5,000	5,000
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.16% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	5,150	5,150
Series 2009 B, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,000	4,000
		194,647
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	10,970	10,970
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.12% 11/7/11, LOC Freddie Mac, VRDN (c)	15,600	15,600
		26,570
Idaho - 1.8%
Idaho Gen. Oblig. TAN Series 2011, 2% 6/29/12	102,000	103,165
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	27,000	27,000
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Bonds Series 2011, 2% 8/15/12	9,000	9,121
		139,286
Illinois - 6.0%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.16% 11/7/11, LOC Northern Trust Co., VRDN (c)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Series 2010 B, 0.15% 11/1/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 1,400	$ 1,400
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	4,385	4,385
Series Clipper 07 12, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	10,350	10,350
Series Solar 06 75, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,400	7,400
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.17% 11/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,725	19,725
Series 2004 A2, 0.17% 11/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	34,265	34,265
Series 2004 A3, 0.13% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	8,335	8,335
DuPage County Rev. (Morton Arboretum Proj.) 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.15% 11/7/11, LOC BMO Harris Bank NA, VRDN (c)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.15% 11/7/11, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
Participating VRDN Series ROC II R 12278, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	35,400	35,400
(Chicago Historical Society Proj.) Series 2006, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	30,575	30,575
(Chicago Symphony Orchestra Proj.) Series 2008, 0.13% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,985	4,985
(Edward Hosp. Oblig. Group) Series 2009 A, 0.14% 11/7/11, LOC Bank of America NA, VRDN (c)	3,500	3,500
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,700	11,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,700	$ 4,700
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	22,240	22,240
Series 2008 C, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,100	7,100
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	21,000	21,000
Series 2009 D, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Provena Health Proj.) Series D, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
(Rehabilitation Institute of Chicago Proj.) Series 2009 B, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
(Rockford Mem. Hosp. Proj.) 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	20,200	20,200
(Saint Xavier Univ. Proj.) Series 2008, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	7,045	7,045
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.13% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)	8,450	8,450
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 0.15% 11/1/11, LOC JPMorgan Chase Bank, VRDN (c)	6,000	6,000
(Trinity Int'l. Univ. Proj.) Series 2009, 0.15% 11/7/11, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	10,000	10,000
Participating VRDN:
Series EGL 06 118, Class A, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,450	9,450
Series Putters 3288Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,000	3,000
Series Putters 3764, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Illinois Gen. Oblig. Participating VRDN Series Solar 06 5, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	18,005	18,005
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.15% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	8,310	8,310
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2007 A 2D, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 11,200	$ 11,200
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	12,500	12,500
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,500	9,500
Series 2008, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	10,885	10,885
		478,255
Indiana - 2.6%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	30,575	30,575
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.14% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	11,515	11,515
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,590	4,590
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,600	2,600
Series 2008 E, 0.15% 11/7/11, LOC Bank of America NA, VRDN (c)	12,000	12,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.) Series 2011 C, 0.11% 11/7/11, LOC Northern Trust Co., VRDN (c)	5,000	5,000
(Parkview Health Sys. Oblig. Group Proj.):
Series 2009 B, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	11,490	11,490
Series 2009 D, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	$ 20,715	$ 20,715
(DePauw Univ. Proj.):
Series 2008 A, 0.11% 11/7/11, LOC Northern Trust Co., VRDN (c)	1,085	1,085
Series 2008 B, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	8,260	8,260
Bonds:
Series 2005 A, 5% 2/1/12	2,000	2,024
Series 2011 A, 1% 2/1/12	13,700	13,728
Participating VRDN Series BBT 08 12, 0.12% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	11,735	11,735
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,400	15,400
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (c)	12,500	12,604
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.15% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)	26,000	26,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	3,300	3,300
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.14% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,600	3,600
		208,621
Iowa - 0.7%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.16% 11/7/11, VRDN (c)	18,500	18,500
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.09% 11/7/11, VRDN (c)	40,400	40,400
		58,900
Kansas - 1.0%
Wichita Gen. Oblig.:
BAN Series 246, 0.375% 8/10/12	14,255	14,263
Participating VRDN Series Putters 3951, 0.15% 11/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	64,695	64,695
		78,958
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.8%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.33% tender 11/14/11, CP mode	$ 3,100	$ 3,100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.14% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	18,105	18,105
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.33% tender 11/21/11, CP mode	6,500	6,500
		64,705
Louisiana - 2.1%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.13% 11/7/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (c)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	3,320	3,320
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	15,300	15,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2009 A, 0.11% 11/7/11, VRDN (c)	10,850	10,850
(C-Port LLC Proj.) Series 2008, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	14,400	14,400
(Christus Health Proj.):
Series 2008 B, 0.09% 11/7/11, VRDN (c)	10,000	10,000
Series 2009 B3, 0.1% 11/7/11, LOC Bank of New York, New York, VRDN (c)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(CommCare Corp. Proj.) Series 2008 A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 6,300	$ 6,300
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.13% 11/7/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (c)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,500	12,500
Series 2010 B, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	13,400	13,400
		164,545
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Participating VRDN Series Solar 06 122, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,915	7,915
Series 2008 B, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,500	4,500
		12,415
Maryland - 1.9%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.12% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	13,695	13,695
Baltimore County Gen. Oblig. Series 2011:
0.14% 11/7/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,700	10,700
0.16% 11/2/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	8,500	8,500
0.16% 12/5/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,800	12,800
0.18% 12/5/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,700	10,700
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.15% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	9,400	9,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	4,690	4,690
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) First Series 2005 B, 5.25% 2/15/12	1,480	1,501
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Howard County Gen. Hosp. Proj.) Series 2008, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 18,100	$ 18,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.24% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	14,200	14,200
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	5,960	5,960
(Villa Julie College, Inc. Proj.) Series 2005, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	19,235	19,235
Participating VRDN Series BBT 08 46, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	3,825	3,825
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	5,325	5,325
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.14% 11/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	7,965	7,965
		151,696
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	5,000	5,000
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,000	11,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992 0.6% tender 11/22/11, CP mode	10,000	10,000
Series 1993 A, 0.6% tender 11/30/11, CP mode	18,100	18,100
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,000	13,000
Series Putters 2479Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,755	3,755
Series Putters 2857, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,200	1,200
		72,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 1.5%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	$ 5,110	$ 5,110
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,500	3,500
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	15,200	15,406
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B2, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	17,085	17,085
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.12% tender 12/2/11, CP mode	21,000	21,000
Participating VRDN Series ROC II R 11676, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	8,650	8,650
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	52,000	52,000
		122,751
Minnesota - 0.4%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.15% 11/7/11, LOC Freddie Mac, VRDN (c)	5,000	5,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.12% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,025	4,025
Minnesota Gen. Oblig. Participating VRDN:
Series Putters 3845, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,400	3,400
Series Putters 3982, 0.15% 11/7/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	12,995	12,995
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.14% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	2,550	2,550
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,230	5,230
		33,200
Mississippi - 0.6%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	13,525	13,525
Participating VRDN Series Solar 06 0153, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	5,850	5,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig.:
Bonds Series 2001, 5% 11/1/11	$ 3,000	$ 3,000
0.18% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	11,900	11,900
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.2%, tender 1/5/12 (c)(h)	15,000	15,000
		49,275
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,400	9,400
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.15% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	5,245	5,245
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	25,290	25,290
Participating VRDN Series EGL 07 0001, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	8,470	8,470
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) 0.17% tender 12/1/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.11% 11/7/11, VRDN (c)	15,500	15,500
(Lutheran Sr. Svcs. Proj.) Series 2008, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	2,575	2,575
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.14% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	3,775	3,775
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,200	5,200
		88,455
Montana - 0.1%
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (c)	4,000	4,000
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev.:
Bonds Series B, 5% 1/1/12	$ 4,500	$ 4,536
Series A, 0.16% 12/8/11, CP	10,950	10,950
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series BBT 2060, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	22,935	22,935
Series A, 0.18% 11/4/11, CP	3,500	3,500
		57,921
Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.13% 11/7/11, LOC Citibank NA, VRDN (c)	25,500	25,500
Series 2008 D 2B, 0.12% 11/7/11, LOC Royal Bank of Canada, VRDN (c)	12,400	12,400
Series 2008 D3, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	10,000	10,000
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,085	6,085
Series Putters 3489Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,965	11,965
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,220	10,220
Nevada Gen. Oblig. Bonds Series A, 5% 2/1/12	5,250	5,313
Reno Cap. Impt. Rev. Series 2005 A, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	2,000	2,000
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.13% 11/7/11, LOC Union Bank of California, VRDN (c)	3,100	3,100
Series 2008 B, 0.13% 11/7/11, LOC Union Bank of California, VRDN (c)	42,625	42,625
Series 2009 A, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	28,385	28,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 B, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 8,865	$ 8,865
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.15% 11/2/11, LOC Lloyds TSB Bank PLC, CP	5,700	5,700
		178,658
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	7,800	7,800
New Jersey - 0.5%
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	14,386	14,570
New Jersey Health Care Facilities Fing. Auth. Rev. (Princeton HealthCare Sys. Proj.) Series 2010 A, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	7,000	7,000
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	21,600	21,804
		43,374
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	72,745	72,745
New York - 3.8%
Huntington Union Free School District TAN 1.5% 6/27/12	13,500	13,611
New York City Gen. Oblig.:
Series 1995 F3, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,100	4,100
Series 2004 A3, 0.12% 11/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	1,500	1,500
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,415	4,415
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.17% 11/7/11, LOC RBS Citizens NA, VRDN (c)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series PT 3992, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	3,495	3,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 10381, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 6,105	$ 6,105
Series ROC II R 11904, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series 8, 0.18% 7/20/12, CP	22,900	22,900
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	2,400	2,400
(North Shore - Long Island Jewish Obligated Group Proj.):
Series 2009 B, 0.1% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	10,000	10,000
Series 2009 C, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	27,900	27,900
Series 2009 D, 0.16% 11/7/11, LOC Bank of America NA, VRDN (c)	7,900	7,900
(The Culinary Institute of America Proj.) Series 2004 C, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	12,800	12,800
Participating VRDN:
Series EGL 06 47 Class A, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,500	13,500
Series ROC II R 11735, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,395	10,395
Series 1998, 0.16% 12/5/11, CP	6,500	6,500
New York Hsg. Fin. Agcy. Rev. (600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.11% 11/7/11, LOC Bank of New York, New York, VRDN (c)	2,000	2,000
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.17% 12/6/11, LOC Royal Bank of Canada, CP	15,800	15,800
New York Pwr. Auth. Series 1:
0.14% 11/4/11, CP	13,400	13,400
0.14% 11/10/11, CP	4,100	4,100
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A2, 0.11% 11/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)	14,600	14,600
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/12	10,000	10,396
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Onondaga County Trust for Cultural Resources Rev. (Syracuse Univ. Proj.) Series 2010 A, 0.15% 11/7/11, LOC Bank of America NA, VRDN (c)	$ 13,300	$ 13,300
South Huntington Union Free School District TAN 1.5% 6/28/12	12,500	12,601
Syosset Central School District TAN 1.5% 6/22/12	12,500	12,599
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.12% 11/7/11 (Liquidity Facility Royal Bank of Scotland NV), VRDN (c)	4,930	4,930
West Babylon Union Free School District TAN 1.5% 6/22/12	15,000	15,111
		305,358
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.21% 11/15/11, CP	6,215	6,215
North Carolina - 4.2%
Board of Governors of the Univ. of North Carolina Series D:
0.11% 11/3/11, CP	10,000	10,000
0.14% 12/6/11, CP	11,010	11,010
0.15% 12/2/11, CP	10,000	10,000
0.19% 12/2/11, CP	13,000	13,000
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,715	6,715
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	9,200	9,200
Charlotte Wtr. & Swr. Sys. Rev.:
Bonds Series 2011, 1.5% 6/1/12	3,320	3,344
Participating VRDN Series Putters 3443, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,115	6,115
Series 2002 B, 0.1% 11/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	24,185	24,185
Series 2002 C, 0.15% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	8,020	8,020
Series 2006 B, 0.1% 11/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	39,100	39,100
Guilford County Gen. Oblig. Series 2007 B, 0.12% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (c)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,275	6,275
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.: - continued
(High Point Univ. Rev.) Series 2006, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	$ 9,930	$ 9,930
Series 2011, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,800	2,800
Series EGL 07 0015, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,890	10,890
Series Putters 3331, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,250	1,250
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	28,200	28,200
(Friends Homes, Inc. Proj.) Series 2003, 0.22% 11/1/11, LOC Bank of America NA, VRDN (c)	7,840	7,840
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	2,520	2,520
(Wake Forest Univ. Proj.) Series 2008 C, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	4,800	4,800
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Orange Wtr. & Swr. Auth. Series 2004 B, 0.1% 11/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	2,000	2,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.1% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	17,855	17,855
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.15% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	4,145	4,145
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BBT 08 19, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	25,605	25,605
Series EGL 05 3014 Class A, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	22,700	22,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig. Bonds Series 2007, 5% 3/1/12	$ 5,835	$ 5,928
Winston-Salem Ltd. Oblig. Series 2010 B, 0.12% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (c)	9,000	9,000
		333,927
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,900	1,900
Series B, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	19,000	19,000
Columbus Gen. Oblig. (San. Swr. Proj.) Series 2006 1, 0.08% 11/7/11, VRDN (c)	200	200
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	14,385	14,385
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,205	3,205
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,790	1,790
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,010	1,010
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	7,500	7,500
Series 2008 B, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
Lancaster Port Auth. Gas Rev. 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	6,635	6,635
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,715	4,715
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.25% 11/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	1,000	1,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.4% 11/7/11, VRDN (c)	4,400	4,400
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,710	5,710
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.12% 11/7/11, LOC PNC Bank NA, VRDN (c)	$ 4,875	$ 4,875
(Ohio Northern Univ. Proj.) Series 2008 A, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.2% 11/7/11, LOC RBS Citizens NA, VRDN (c)	14,300	14,300
(Xavier Univ. Proj.) Series 2008 A, 0.13% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,300	4,300
Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B5, 0.27% tender 3/8/12, CP mode	3,000	3,000
(The Cleveland Clinic Foundation Proj.) Series 2008 B6, 0.28% tender 6/22/12, CP mode	10,000	10,000
Series 2008 B6, 0.27% tender 3/8/12, CP mode	15,000	15,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,420	2,420
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.14% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,150	6,150
		146,995
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	16,350	16,350
Oregon - 2.6%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.):
Series 2008 B, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,200	5,200
Series 2008 C, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,700	4,700
Bonds (Providence Health Sys. Proj.) Series 2003 E:
0.18% tender 1/11/12, CP mode	8,000	8,000
0.19% tender 11/14/11, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	76,400	77,287
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.12% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	26,615	26,615
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	19,875	19,875
Portland Swr. Sys. Rev. Bonds Series 2010 A, 4% 3/1/12	4,250	4,303
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.1% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 37,000	$ 37,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	14,230	14,230
		207,210
Pennsylvania - 3.6%
Allegheny County Series C-58 A, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,060	5,060
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	8,105	8,105
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	5,500	5,500
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	5,100	5,100
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,200	6,200
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.23% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	8,900	8,900
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.15% 11/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	7,000	7,000
Series 2008 A, 0.19% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	32,265	32,265
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.19% 11/1/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	7,300	7,300
Series 2008, 0.19% 11/1/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,500	2,500
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.11% 11/7/11, VRDN (c)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	8,800	8,800
Lower Merion School District Series 2009 A, 0.11% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	$ 11,425	$ 11,425
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.15% 11/7/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	17,850	17,850
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,000	3,000
Series ROC II R 11505, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.12% 11/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	17,845	17,845
(Keystone College Proj.) Series 2001 H5, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	3,250	3,250
(King's College Proj.) Series 2001 H6, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	3,825	3,825
(Marywood Univ. Proj.) Series 2005 A, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	4,735	4,735
Philadelphia Gen. Oblig. Series 2009 B, 0.1% 11/7/11, LOC Royal Bank of Canada, VRDN (c)	19,300	19,300
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.12% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	8,600	8,600
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	6,645	6,645
RBC Muni. Prods, Inc. Trust Various States Participating VRDN Series RBC E 22, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	13,400	13,400
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	19,800	19,800
Somerset County Gen. Oblig. Series 2009 A, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.12% 11/7/11, LOC PNC Bank NA, VRDN (c)	7,925	7,925
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
Bonds (Univ. Cap. Proj.) Series 2005 B, 0.19% tender 1/6/12, CP mode	13,300	13,300
Participating VRDN Series WF 09 38C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 10,000	$ 10,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.12% 11/7/11, LOC PNC Bank NA, VRDN (c)	3,395	3,395
		282,215
Rhode Island - 0.9%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	12,345	12,345
Series 2008 A, 0.13% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,400	9,400
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.13% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	11,100	11,100
(New England Institute of Technology Proj.) Series 2008, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	4,870	4,870
(Rhode Island School of Design Proj.):
Series 2008 A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	17,605	17,605
Series 2008 B, 0.14% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	14,400	14,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	5,000	5,000
		74,720
South Carolina - 1.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.15% 11/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.18% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	16,900	17,025
Greenwood School District #50 Gen. Oblig. Bonds:
Series 2011 B, 1% 4/2/12 (b)	5,960	5,977
Series A, 1.5% 4/2/12	4,650	4,672
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.17% 11/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,545	5,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.21% 11/1/11, VRDN (c)	$ 4,500	$ 4,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C, 1% 3/1/12	23,500	23,563
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.13% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	5,025	5,025
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 A:
0.17% 12/12/11, CP	6,192	6,192
0.17% 2/8/12, CP	10,986	10,986
Series 2010 B:
0.17% 12/12/11, CP	1,750	1,750
0.17% 2/8/12, CP	1,157	1,157
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.6% tender 11/1/11, CP mode	6,700	6,700
		102,582
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.3% 11/7/11, LOC Bank of America NA, VRDN (c)	8,095	8,095
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.35% 11/7/11, LOC Bank of America NA, VRDN (c)	2,200	2,200
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,085	4,085
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.12% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,500	8,500
Series 2008 B, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	$ 22,900	$ 22,900
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.3% 11/7/11, LOC Bank of America NA, VRDN (c)	4,300	4,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,000	20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.24% 11/7/11, LOC Bank of America NA, VRDN (c)	7,175	7,175
		91,655
Texas - 7.0%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.13% 11/7/11, LOC Bank of Tokyo-Mitsubishi, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	12,840	12,840
Birdville Independent School District Participating VRDN Series MT 720, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,555	5,555
Brownsville Util. Sys. Rev. Series A, 0.22% 12/15/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.17% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	5,200	5,200
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,825	2,825
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.17% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,800	3,800
Dallas Independent School District Bonds Series 2005, 5.25% 8/15/12 (Permanent School Fund of Texas Guaranteed)	2,185	2,271
Dallas North Texas Tollway Auth. Series 2010 A1, 0.25% 11/1/11, LOC Bank of America NA, CP	6,670	6,670
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	11,400	11,400
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2010, 3% 10/1/12	4,435	4,546
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 4,925	$ 4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	8,635	8,635
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,000	16,000
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (c)	9,100	9,224
Participating VRDN Series RBC E 18, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	11,000	11,000
TAN Series 2011, 1.5% 2/29/12	10,600	10,646
Harris County Metropolitan Trans. Auth.:
Series A1:
0.16% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.22% 2/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3:
0.19% 1/25/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.19% 1/25/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	1,600	1,600
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,865	5,865
Houston Gen. Oblig. Series A, 0.2% 11/4/11, LOC Union Bank of California, CP	7,600	7,600
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.13% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	18,870	18,870
Houston Independent School District Participating VRDN Series MT 732, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	9,805	9,805
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 12267, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,955	7,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Irving Independent School District Participating VRDN Series PT 3954, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 17,840	$ 17,840
Keller Independent School District Participating VRDN Series WF11 55 C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,650	5,650
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.17% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,200	3,200
Lower Colorado River Auth. Transmission Contract Rev. Bonds (LCRA Transmission Corp. Proj.) Series 2011 B, 1.5% 5/15/12	4,395	4,421
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Participating VRDN Series ROC II R 11947, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,200	7,200
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,185	14,185
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.13% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	5,830	5,830
RBC Muni. Prods, Inc. Trust Various States Participating VRDN Series RBC E 27, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	13,000	13,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.):
Series 2000, 0.11% 11/7/11, VRDN (c)	28,600	28,600
0.13% 11/7/11, VRDN (c)	1,500	1,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,315	5,315
Series DB 602, 0.19% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	16,950	16,950
Series 2003, 0.21% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	28,400	28,400
Series A, 0.19% 11/3/11, CP	17,500	17,500
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	12,455	12,455
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.: - continued
Series 2001 A:
0.18% 11/2/11, CP	$ 5,287	$ 5,287
0.18% 11/4/11, CP	4,000	4,000
0.18% 11/4/11, CP	14,480	14,480
Spring Independent School District Participating VRDN Series DB 603, 0.17% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,780	3,780
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 E, 0.12% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	10,600	10,600
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,300	4,300
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Texas Gen. Oblig. Participating VRDN Series ROC II R 11184, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,205	6,205
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 5% 7/1/12	5,000	5,158
Series 2003, 0.15% 11/4/11, CP	1,800	1,800
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,615	10,615
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series MT 780, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,050	5,050
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,350	5,350
Series 2002 A:
0.11% 11/3/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
0.11% 11/3/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
0.12% 11/14/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,200	14,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	$ 6,000	$ 6,000
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	12,335	12,335
		556,303
Utah - 1.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.17% 1/19/12 (Liquidity Facility Bank of Nova Scotia), CP	6,800	6,800
Series 1997 B2, 0.25% 11/9/11 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.17% 1/19/12 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
0.17% 1/19/12 (Liquidity Facility JPMorgan Chase Bank), CP	14,100	14,100
Series 1998 B4, 0.17% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.15% 11/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	24,800	24,800
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	9,900	9,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,675	5,675
		105,715
Virginia - 2.5%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,600	3,600
Albemarle County Indl. Dev. Auth. 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	5,800	5,800
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	4,520	4,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,250	$ 4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	18,900	18,900
Series 2008 D2, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	37,215	37,215
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.12% 11/7/11, VRDN (c)	2,455	2,455
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.26%, tender 5/29/12 (c)	17,345	17,345
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 755, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,985	4,985
Series MT 777, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	7,485	7,485
Series ROC II R 10410, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,200	2,200
Univ. of Virginia Gen. Rev.:
Bonds Series 2003 A, 0.13% tender 11/3/11, CP mode	11,010	11,010
Participating VRDN:
Series BBT 08 30, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	7,510	7,510
Series EGL 06 17 Class A, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	14,775	14,775
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2011 A, 3% 9/1/12 (b)	3,375	3,448
Virginia Commonwealth Trans. Board Rev.:
Bonds (Trans. Cap. Projects) Series 2010 A1, 5% 5/15/12	3,550	3,641
Participating VRDN Series WF 11 93C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	8,715	8,715
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	3,925	3,925
Series MS 06 1860, 0.13% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,360	2,360
Series Putters 3036, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,365	3,365
Series ROC II R 11923, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,965	5,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	$ 6,000	$ 6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev.:
Bonds (Sentara Healthcare Proj.) Series 2010, 3% 11/1/11	2,000	2,000
Participating VRDN:
Series BC 10 17W, 0.15% 11/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series Putters 3791Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,350	3,350
Series 2010, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
		197,819
Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Putters 2866, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,285	8,285
Series WF 11 38, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds Series 2008 D, 5% 7/1/12	3,505	3,615
Everett Gen. Oblig. Series 2001, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	6,835	6,835
King County Gen. Oblig. Participating VRDN Series DB 598, 0.17% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,500	3,500
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	3,355	3,355
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	4,400	4,400
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.13% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Vancouver Hsg. Auth. Rev. Series 2008, 0.18% 11/7/11, LOC Freddie Mac, VRDN (c)	9,000	9,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,240	6,240
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.:
Bonds:
Series 2007 A, 5% 1/1/12	$ 3,860	$ 3,891
Series 2011 C, 5% 7/1/12	5,100	5,260
Participating VRDN:
Series BA 08 1121, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	6,665	6,665
Series Putters 3054, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Series Putters 3856, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,500	8,500
Series Putters 3872, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series ROC II R 759 PB, 0.17% 11/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,720	15,720
Series WF 11-16C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	7,315	7,315
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.):
Series 2011 B, 0.13% 11/7/11, LOC Citibank NA, VRDN (c)	5,000	5,000
Series 2011 C, 0.13% 11/7/11, LOC Citibank NA, VRDN (c)	25,000	25,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	27,765	27,765
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	9,000	9,000
Series 2009 B, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,750	4,750
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	6,655	6,655
(Southwest Washington Med. Ctr.) Series 2008 A, 0.14% 11/7/11, LOC Union Bank of California, VRDN (c)	9,200	9,200
(Swedish Health Svcs. Proj.):
Series 2009 B, 0.1% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,000	2,000
Series 2009 C, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	5,000	5,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.13% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	16,700	16,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	$ 16,000	$ 16,000
(New Haven Apts. Proj.) Series 2009, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	4,000	4,000
(New Tacoma Apts. Proj.) Series 2009, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	9,000	9,000
(The Cambridge Apts. Proj.) Series 2009, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.35% 11/7/11, LOC Bank of America NA, VRDN (c)	1,500	1,500
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	15,400	15,923
		291,004
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.13% 11/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	4,600	4,600
Series 2009 A, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,700	4,700
Series 2009 B, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	2,900	2,900
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	22,800	22,800
		45,800
Wisconsin - 1.6%
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 4% 5/15/12	11,300	11,524
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee Gen. Oblig.: - continued
Series R3, 0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, CP	$ 13,000	$ 13,000
Wisconsin Gen. Oblig.:
Bonds Series 1, 5% 5/1/12	6,000	6,142
Participating VRDN:
Series BBT 08 47, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	6,400	6,400
Series Solar 07 4, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	24,245	24,245
Series 2005 A, 0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
TAN 2% 6/15/12	20,800	21,027
Wisconsin Health & Edl. Facilities Auth. Rev.:
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.16% 11/1/11, LOC JPMorgan Chase Bank, VRDN (c)	11,225	11,225
Participating VRDN Series MS 3259. 0.15% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,000	5,000
Wisconsin Trans. Rev.:
Series 1997, 0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
0.19% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,850	9,850
		129,228
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
Municipal Securities - continued
	Shares	Value (000s)
Other - 14.6%
Fidelity Tax-Free Cash Central Fund, 0.12% (d)(e)	1,160,449,000	$ 1,160,449
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $7,987,703)		7,987,703
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(31,533)
NET ASSETS - 100%		$ 7,956,170
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,950,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.2%, tender 1/5/12	7/6/11	$ 15,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,238
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,827,254)	$ 6,827,254
Fidelity Central Funds (cost $1,160,449)	1,160,449
Total Investments (cost $7,987,703)		$ 7,987,703
Cash		6,966
Receivable for investments sold		10,900
Receivable for fund shares sold		103,667
Interest receivable		5,894
Distributions receivable from Fidelity Central Funds		97
Prepaid expenses		25
Receivable from investment adviser for expense reductions		25
Other receivables		37
Total assets		8,115,314

Liabilities
Payable for investments purchased Regular delivery	$ 59,542
Delayed delivery	21,486
Payable for fund shares redeemed	75,724
Distributions payable	1
Accrued management fee	910
Other affiliated payables	1,404
Other payables and accrued expenses	77
Total liabilities		159,144

Net Assets		$ 7,956,170
Net Assets consist of:
Paid in capital		$ 7,956,159
Accumulated undistributed net realized gain (loss) on investments		11
Net Assets		$ 7,956,170

Daily Money Class: Net Asset Value, offering price and redemption price per share ($524,553 ÷ 524,059 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($399,247 ÷ 398,888 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($7,032,370 ÷ 7,028,826 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2011

Investment Income
Interest		$ 15,465
Income from Fidelity Central Funds		1,238
Total income		16,703

Expenses
Management fee	$ 18,692
Transfer agent fees	14,956
Distribution and service plan fees	3,108
Accounting fees and expenses	622
Custodian fees and expenses	97
Independent trustees' compensation	26
Registration fees	577
Audit	49
Legal	26
Miscellaneous	51
Total expenses before reductions	38,204
Expense reductions	(22,248)	15,956
Net investment income (loss)		747
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		63
Net increase in net assets resulting from operations		$ 810

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 747	$ 713
Net realized gain (loss)	63	188
Net increase in net assets resulting from operations	810	901
Distributions to shareholders from net investment income	(747)	(713)
Share transactions - net increase (decrease)	1,070,916	(82,482)
Total increase (decrease) in net assets	1,070,979	(82,294)

Net Assets
Beginning of period	6,885,191	6,967,485
End of period	$ 7,956,170	$ 6,885,191

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.001	.019	.030
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.001	.019	.030
Distributions from net investment income	- D	- D	(.001)	(.019)	(.030)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	- D	- D	(.001)	(.019)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.06%	1.87%	3.07%
Ratios to Average Net Assets B,C
Expenses before reductions	.72%	.72%	.76%	.73%	.73%
Expenses net of fee waivers, if any	.21%	.28%	.60%	.70%	.70%
Expenses net of all reductions	.21%	.28%	.59%	.61%	.54%
Net investment income (loss)	.01%	.01%	.05%	1.81%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$ 525	$ 508	$ 597	$ 922	$ 895

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.016	.028
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.016	.028
Distributions from net investment income	- D	- D	- D	(.016)	(.028)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	- D	- D	- D	(.016)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.02%	1.62%	2.81%
Ratios to Average Net Assets B,C
Expenses before reductions	.97%	.97%	1.01%	.98%	.98%
Expenses net of fee waivers, if any	.22%	.28%	.63%	.95%	.95%
Expenses net of all reductions	.22%	.28%	.63%	.86%	.82%
Net investment income (loss)	.01%	.01%	.02%	1.56%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 399	$ 371	$ 452	$ 660	$ 508

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.002	.021	.033
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.002	.021	.033
Distributions from net investment income	- D	- D	(.002)	(.021)	(.033)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	- D	- D	(.002)	(.021)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.18%	2.13%	3.32%
Ratios to Average Net Assets B,C
Expenses before reductions	.47%	.47%	.51%	.48%	.48%
Expenses net of fee waivers, if any	.21%	.28%	.47%	.45%	.45%
Expenses net of all reductions	.21%	.28%	.46%	.36%	.29%
Net investment income (loss)	.01%	.01%	.18%	2.06%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 7,032	$ 6,006	$ 5,918	$ 6,784	$ 4,346

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2011

(Amounts in thousands except percentages)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers three classes of shares, Daily Money Class, Capital Reserves Class, and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Effective after the close of business on September 1, 2010, Advisor B Class shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class, along with Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury	$ 5,185,653	$ -	$ -	$ -
Prime	17,471,885	-	-	-
Tax-Exempt	7,987,703	-	-	-

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

Undistributed tax-exempt income
Tax-Exempt	$ 44

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be October 31, 2012.

The tax character of distributions paid was as follows:

October 31, 2011	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 363	$ -	$ 363
Prime	-	1,801	-	1,801
Tax-Exempt	747	-	-	747

October 31, 2010	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 510	$ -	$ 510
Prime	-	3,255	208	3,463
Tax-Exempt	713	-	-	713

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Prime	$ 25,713.06

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 5,961	$ 0
Capital Reserves Class	.25%	.25%	5,505	0
Advisor B Class	.75%	.25%	402	0
Advisor C Class	.75%	.25%	1,061	0
			$ 12,929	$ 0
Prime
Daily Money Class	-%	.25%	$ 22,255	$ 0
Capital Reserves Class	.25%	.25%	46,078	0
			$ 68,333	$ 0
Tax-Exempt
Daily Money Class	-%	.25%	$ 1,288	$ 0
Capital Reserves Class	.25%	.25%	1,820	0
			$ 3,108	$ 0

During the period, FMR or its affiliates waived a portion of these fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ 2
Advisor B Class	190
Advisor C Class*	50
Prime
Daily Money Class	27
Tax-Exempt
Daily Money Class	3

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Treasury - Daily Money Class	$ 4,797
Treasury - Capital Reserves Class	2,203
Treasury - Advisor B Class	82
Treasury - Advisor C Class*	215
$ 7,297
Prime - Daily Money Class	$ 17,867
Prime - Capital Reserves Class	18,434
$ 36,301
Tax-Exempt - Daily Money Class	$ 1,031
Tax-Exempt - Capital Reserves Class	728
Tax-Exempt - Fidelity Tax-Free Money Market Fund	13,197
$ 14,956

During the period, FMR or its affiliates waived a portion of these fees.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Prime
Daily Money Class	.70%	$ 3,766
Capital Reserves Class	.95%	3,837
Tax-Exempt
Daily Money Class	.70%	100
Capital Reserves Class	.95%	74
Fidelity Tax-Free Money Market Fund	.45%	1,276

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury
Daily Money Class	$ 14,315
Capital Reserves Class	9,291
Advisor B Class	540
Advisor C Class	1,431
Prime
Daily Money Class	31,938
Capital Reserves Class	56,146
Tax-Exempt
Daily Money Class	2,505
Capital Reserves Class	2,663
Fidelity Tax-Free Money Market Fund	15,615

Annual Report

6. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Prime	$ 2
Tax-Exempt	15

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2011	2010
From net investment income
Treasury - Daily Money Class	$ 238	$ 233
Treasury - Capital Reserves Class	110	130
Treasury - Advisor B Class	4	6
Treasury - Advisor C Class	11	12
Total	$ 363	$ 381
Prime - Daily Money Class	$ 883	$ 1,117
Prime - Capital Reserves Class	918	1,098
Total	$ 1,801	$ 2,215
Tax-Exempt - Daily Money Class	$ 51	$ 56
Tax-Exempt - Capital Reserves Class	36	41
Tax-Exempt - Fidelity Tax-Free Money Market Fund	660	616
Total	$ 747	$ 713
From net realized gain
Treasury - Daily Money Class	$ -	$ 76
Treasury - Capital Reserves Class	-	47
Treasury - Advisor B Class	-	2
Treasury - Advisor C Class	-	4
Total	$ -	$ 129
Prime - Daily Money Class	$ -	$ 569
Prime - Capital Reserves Class	-	679
Total	$ -	$ 1,248

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2011	2010
Treasury - Daily Money Class Shares sold	11,349,815	7,446,356
Reinvestment of distributions	226	295
Shares redeemed	(9,646,153)	(8,037,922)
Net increase (decrease)	1,703,888	(591,271)
Treasury - Capital Reserves Class Shares sold	3,425,343	2,963,646
Reinvestment of distributions	100	166
Shares redeemed	(3,251,145)	(3,508,365)
Net increase (decrease)	174,298	(544,553)
Treasury - Advisor B Class Shares sold	24,999	23,644
Reinvestment of distributions	4	7
Shares redeemed	(33,739)	(46,351)
Net increase (decrease)	(8,736)	(22,700)
Treasury - Advisor C Class Shares sold	155,522	85,906
Reinvestment of distributions	10	15
Shares redeemed	(134,679)	(118,326)
Net increase (decrease)	20,853	(32,405)
Prime - Daily Money Class Shares sold	33,868,983	31,125,826
Reinvestment of distributions	857	1,639
Shares redeemed	(34,155,511)	(32,172,418)
Net increase (decrease)	(285,671)	(1,044,953)
Prime - Capital Reserves Class Shares sold	36,680,214	34,133,287
Reinvestment of distributions	896	1,741
Shares redeemed	(36,811,686)	(36,714,759)
Net increase (decrease)	(130,576)	(2,579,731)
Tax-Exempt - Daily Money Class Shares sold	1,710,214	1,728,937
Reinvestment of distributions	49	55
Shares redeemed	(1,693,548)	(1,818,148)
Net increase (decrease)	16,715	(89,156)
Tax-Exempt - Capital Reserves Class Shares sold	1,946,190	1,824,962
Reinvestment of distributions	36	40
Shares redeemed	(1,918,448)	(1,905,882)
Net increase (decrease)	27,778	(80,880)
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	25,532,133	22,285,195
Reinvestment of distributions	652	609
Shares redeemed	(24,506,362)	(22,198,249)
Net increase (decrease)	1,026,423	87,555

Annual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund, and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Fidelity Newbury Street Trust) at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Newbury Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 9, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Prime Fund	$616
Tax-Exempt Fund	45,601

A percentage of the dividends distributed during the fiscal year for the following fund were free from federal income tax:

Tax-Exempt Fund	100%

A percentage of the dividends distributed during the fiscal year for the following fund were subject to the federal alternative minimum tax:

Tax-Exempt Fund	0%

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	47%
Prime Fund	5%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2011 to October 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$306,986
Prime Fund	$1,058,600

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For Treasury Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Daily Money Class and Advisor B Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Daily Money Class and Advisor B Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Prime Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Daily Money Class and Capital Reserves Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

For Tax-Exempt Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Capital Reserves Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Daily Money Class of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Prime Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Daily Money Class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 21% would mean that 79% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Treasury Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Prime Fund

Tax-Exempt Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2010.

Daily Money Class (25 basis point 12b-1 fee class of each fund): The Board noted that the total expense ratio of Daily Money Class of each of Tax-Exempt Fund and Treasury Fund ranked below its competitive median for 2010 and the total expense ratio of Daily Money Class of Prime Fund ranked above its competitive median for 2010.

Capital Reserves Class (50 basis point 12b-1 fee class of each fund): The Board noted that the total expense ratio of Capital Reserves Class of each of Tax-Exempt Fund and Treasury Fund ranked below its competitive median for 2010 and the total expense ratio of Capital Reserves Class of Prime Fund ranked above its competitive median for 2010. The Board noted that Lipper categorizes this class as level load.

Advisor B Class (100 basis point 12b-1 fee class of Treasury Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2010.

Advisor C Class (100 basis point 12b-1 fee class of Treasury Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2010.

The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-ANN-1211
1.538749.114

Fidelity®

Tax-Free Money Market

Fund

A Class of Fidelity
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments with their values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Daily Money Class	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .81**
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .82**
Capital Reserves Class	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .81**
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .82**
Fidelity Tax -Free Money Market Fund	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .81**
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .82**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarity waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Daily Money Class	.70%
Actual		$ 3.52
HypotheticalA		$ 3.57
Capital Reserves Class	.95%
Actual		$ 4.78
HypotheticalA		$ 4.84
Fidelity Tax-Free Money Market Fund	.45%
Actual		$ .2.27
HypotheticalA		$ 2.29

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/11	% of fund's investments 4/30/11	% of fund's investments 10/31/10
1 - 7	84.4	81.9	80.4
8 - 30	1.2	3.1	2.6
31 - 60	2.3	5.1	4.2
61 - 90	3.1	5.2	3.7
91 - 180	2.3	3.6	3.1
>180	6.7	1.1	6.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/11	4/30/11	10/31/10
Tax-Exempt Fund	29 Days	19 Days	29 Days
All Tax-Free Money Market Funds Average*	33 Days	26 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/11	4/30/11	10/31/10
Tax-Exempt Fund	29 Days	19 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2011	As of April 30, 2011
Variable Rate Demand Notes (VRDNs) 68.2%	Variable Rate Demand Notes (VRDNs) 70.8%
Commercial Paper (including CP Mode) 7.9%	Commercial Paper (including CP Mode) 9.5%
Tender Bonds 0.8%	Tender Bonds 2.3%
Municipal Notes 6.0%	Municipal Notes 5.4%
Fidelity Tax-Free Cash Central Fund 14.6%	Fidelity Tax-Free Cash Central Fund 9.3%
Other Investments 2.9%	Other Investments 1.8%
Net Other Assets † (0.4)%	Net Other Assets 0.9%

† Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Annual Report

Investments October 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,450	$ 5,450
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.25% 11/1/11, VRDN (c)	2,000	2,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	14,600	14,600
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,800	2,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.19% 11/2/11, VRDN (c)	1,700	1,700
Mobile Spl. Care Facilities Fing. Auth. Rev. (Infirmary Health Sys., Inc.) Series 2010 B, 0.11% 11/7/11, LOC Deutsche Bank AG New York Branch, VRDN (c)	1,900	1,900
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.14% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,100	5,100
		33,550
Alaska - 1.4%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.14% 11/7/11, LOC Union Bank of California, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	24,690	24,690
Denver City & County Wtr. Participating VRDN Series Solar 06 33, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	12,105	12,105
North Slope Borough Gen. Oblig. Bonds Series 2011 B, 2% 6/30/12	4,550	4,600
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.11% 11/7/11, VRDN (c)	19,000	19,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.18% 11/7/11 (ConocoPhillips Guaranteed), VRDN (c)	20,000	20,000
		113,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.1%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.09% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)	$ 3,000	$ 3,000
Series 2008 F, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,225	4,225
(Catholic Healthcare West Proj.):
Series 2008 A, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Series 2009 F, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	17,600	17,600
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,010	5,010
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.12% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.15% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.14% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,200	4,200
PIMA County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,485	3,508
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Salt River Proj.) Series 2002 A, 5% 1/1/12	2,450	2,469
5.125% 1/1/12 (Pre-Refunded to 1/1/12 @ 101) (f)	4,405	4,484
Participating VRDN:
Series BA 08 3511, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,625	5,625
Series BC 10 21W, 0.15% 11/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series EGL 06 0141, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series EGL 06 14 Class A, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	11,200	11,200
Series EGL 07 0012, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,850	13,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3242, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 12,700	$ 12,700
Series Putters 3708Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,055	4,055
Series ROC II R 10362, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,900	9,900
Series WF 09 40C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	3,345	3,345
Series C, 0.17% 1/19/12, CP	2,100	2,100
Tempe Transit Excise Tax Rev. Series 2006, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	5,620	5,620
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	10,300	10,300
		167,191
California - 4.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	2,100	2,100
(Sharp HealthCare Proj.):
Series 2009 C, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	5,300	5,300
Series 2009 D, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	18,280	18,280
Belmont Redwood Shores CA School District Participating VRDN Series WF 11 105 C, 0.13% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,360	10,360
California Gen. Oblig.:
Series 2003 B1, 0.11% 11/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (c)	52,500	52,500
Series 2004 B5, 0.11% 11/7/11, LOC Citibank NA, VRDN (c)	28,300	28,300
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2009 D, 0.12% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	11,200	11,200
(Scripps Health Proj.) Series 2008 C, 0.12% 11/7/11, LOC Union Bank of California, VRDN (c)	6,675	6,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.12% 11/7/11, LOC Union Bank of California, VRDN (c)	$ 2,300	$ 2,300
California Hsg. Fin. Agcy. Rev. Series 2005 A, 0.1% 11/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	1,000	1,000
California State Univ. Rev. Series 2001 A, 0.17% 11/9/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,005	3,005
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.13% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	11,300	11,300
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 A, 0.09% 11/7/11, LOC Union Bank of California, VRDN (c)	3,000	3,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.13% 11/7/11, VRDN (c)	10,000	10,000
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.12% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,900	2,900
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B1, 0.1% 11/7/11, LOC Union Bank of California, VRDN (c)	22,000	22,000
Los Angeles Gen. Oblig. Participating VRDN Series Putters 3931, 0.15% 11/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	15,300	15,300
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	17,300	17,317
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projects) 0.1% 11/7/11, LOC Union Bank of California, VRDN (c)	2,160	2,160
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.12% 11/7/11, LOC Union Bank of California, VRDN (c)	40,695	40,695
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.16% 11/7/11, LOC Bank of America NA, VRDN (c)	8,500	8,500
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,850	6,850
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.15% 11/7/11, LOC Freddie Mac, VRDN (c)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.1% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 12,000	$ 12,000
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.11% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	2,200	2,200
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.55% 11/7/11, LOC KBC Bank NV, VRDN (c)	23,800	23,800
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.12% 11/7/11, LOC Union Bank of California, VRDN (c)	19,300	19,300
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.11% 11/7/11, LOC Citibank NA, VRDN (c)	1,000	1,000
		349,742
Colorado - 2.3%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.12% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,285	13,285
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,065	15,065
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,215	7,215
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	30,230	30,230
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.28% 11/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	16,300	16,300
Participating VRDN:
Series BA 08 1090, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,675	4,675
Series Putters 2999, 0.16% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,250	6,250
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.13% 11/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0039, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 17,575	$ 17,575
Series EGL 07 0040, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,800	9,800
Series MT 741, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	13,205	13,205
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.14% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,700	6,700
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	9,400	9,400
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.16% 11/7/11, LOC Bank of America NA, VRDN (c)	12,350	12,350
Univ. of Colorado Hosp. Auth. Rev.:
Series 2008 B, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	3,035	3,035
Series A, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
		183,885
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
0.5% tender 11/1/11, CP mode	1,000	1,000
0.6% tender 11/2/11, CP mode	9,235	9,235
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 7 05 3031, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	22,900	22,900
Series Putters 3363, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,800	4,800
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.) Series 2008, 0.11% 11/7/11, LOC HSBC Bank USA, NA, VRDN (c)	4,300	4,300
		42,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.4% 11/7/11, VRDN (c)	$ 3,500	$ 3,500
Series 1999 A, 0.4% 11/7/11, VRDN (c)	2,800	2,800
		6,300
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series 2008 C, 0.13% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	7,900	7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.13% 11/7/11, LOC Freddie Mac, VRDN (c)	3,635	3,635
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	12,145	12,145
(The AARP Foundation Proj.) Series 2004, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	3,000	3,000
(The Phillips Collection Issue Proj.) Series 2003, 0.45% 11/7/11, LOC Bank of America NA, VRDN (c)	4,910	4,910
(Washington Drama Society, Inc. Proj.) Series 2008, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	6,025	6,025
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.16% tender 12/8/11, LOC JPMorgan Chase Bank, CP mode	13,700	13,700
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2006 A, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	28,800	28,800
Series 2006 B, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	6,500	6,500
		86,615
Florida - 8.0%
Brevard County School Board RAN 1.5% 4/20/12	18,000	18,090
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.14% 11/7/11, LOC Freddie Mac, VRDN (c)	5,940	5,940
Broward County School District TAN Series 2011, 1.5% 1/25/12	29,800	29,892
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	1,895	1,895
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	10,755	10,755
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 07 0049, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 29,585	$ 29,585
Series EGL 7050054 Class A, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	18,840	18,840
Florida Dept. of Envir. Protection Rev. Bonds Series 2004 A, 5% 7/1/12	1,745	1,798
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.17% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.14% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.14% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	5,850	5,850
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	5,000	5,156
5.25% 7/1/12	1,925	1,987
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.18% 12/6/11, LOC Wells Fargo Bank NA, CP	721	721
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	9,380	9,380
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 3% 1/15/12	2,000	2,010
Fort Myers Util. Sys. Rev.:
Participating VRDN Series Solar 06 53, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	12,620	12,620
Series 2009, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	5,500	5,500
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series C1:
0.16% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	16,000	16,000
0.2% 1/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	27,300	27,300
Series Three 2008 B4, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	39,800	39,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2007 B, 0.14% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,800	$ 4,800
Series 2007 E, 0.14% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,200	6,200
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.14% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.2% tender 11/1/11, CP mode	6,200	6,200
Series 1994, 0.2% tender 11/1/11, CP mode	9,560	9,560
Miami-Dade County Gen. Oblig. TAN Series 2011, 2% 1/27/12	47,600	47,805
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	5,800	5,800
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	24,525	24,525
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.15% 11/7/11, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.12% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	40,935	40,935
(Planned Parenthood Proj.) Series 2002, 0.15% 11/7/11, LOC Northern Trust Co., VRDN (c)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.13% 11/7/11, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County School District TAN Series 2011, 1.5% 1/26/12	12,000	12,038
Palm Beach County Solid Waste Auth. Rev.:
Bonds Series 2011, 2% 10/1/12	8,650	8,785
Participating VRDN Series WF 11 118, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,115	13,115
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	8,935	8,935
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	13,900	13,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.12% 11/7/11, LOC Northern Trust Co., VRDN (c)	$ 5,750	$ 5,750
Series 2009 A3, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.14% 11/7/11, LOC Freddie Mac, VRDN (c)	5,150	5,150
Pinellas County School District TAN Series 2011, 1% 6/30/12 (b)	12,000	12,061
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	12,100	12,100
Series 2005 A2, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,200	6,200
Series 2005 B1, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	14,695	14,695
Series 2005 B2, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,930	8,930
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	9,400	9,400
Series Putters 2473, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,035	1,035
Series Putters 3290, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series ROC II R 11060, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,320	4,320
Sunshine State Govt. Fing. Commission Rev. Series 2011 C, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,250	14,250
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,500	4,500
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,800	14,800
		636,183
Georgia - 2.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.19% 11/1/11, VRDN (c)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	$ 5,000	$ 5,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.14% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,800	6,800
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.24% 11/7/11, LOC Bank of America NA, VRDN (c)	7,500	7,500
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.13% 11/7/11, LOC Freddie Mac, VRDN (c)	5,400	5,400
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	5,300	5,300
(Pace Academy, Inc. Proj.) Series 2008, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	15,600	15,600
Participating VRDN Series Solar 07 72, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	11,540	11,540
Georgia Gen. Oblig.:
Bonds Series D:
5.25% 12/1/11	720	723
5.25% 12/1/11 (Escrowed to Maturity) (f)	730	733
Participating VRDN Series PZ 271, 0.17% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	6,879	6,879
Georgia Muni. Gas Auth. Rev. BAN (Gas Portfolio III Proj.) Series K, 2% 5/23/12	11,250	11,337
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.13% 11/7/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (c)	17,045	17,045
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,270	4,270
Heard County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.19% 11/1/11, VRDN (c)	10,500	10,500
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 19,130	$ 19,130
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.16% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,500	2,500
Series Solar 08 0001, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,240	10,240
Monroe County Dev. Auth. Poll. Cont. Rev. Series 2010 A, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	5,000	5,000
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.16% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	5,150	5,150
Series 2009 B, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,000	4,000
		194,647
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	10,970	10,970
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.12% 11/7/11, LOC Freddie Mac, VRDN (c)	15,600	15,600
		26,570
Idaho - 1.8%
Idaho Gen. Oblig. TAN Series 2011, 2% 6/29/12	102,000	103,165
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	27,000	27,000
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Bonds Series 2011, 2% 8/15/12	9,000	9,121
		139,286
Illinois - 6.0%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.16% 11/7/11, LOC Northern Trust Co., VRDN (c)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Series 2010 B, 0.15% 11/1/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 1,400	$ 1,400
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	4,385	4,385
Series Clipper 07 12, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	10,350	10,350
Series Solar 06 75, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,400	7,400
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.17% 11/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,725	19,725
Series 2004 A2, 0.17% 11/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	34,265	34,265
Series 2004 A3, 0.13% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	8,335	8,335
DuPage County Rev. (Morton Arboretum Proj.) 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.15% 11/7/11, LOC BMO Harris Bank NA, VRDN (c)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.15% 11/7/11, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
Participating VRDN Series ROC II R 12278, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	35,400	35,400
(Chicago Historical Society Proj.) Series 2006, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	30,575	30,575
(Chicago Symphony Orchestra Proj.) Series 2008, 0.13% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,985	4,985
(Edward Hosp. Oblig. Group) Series 2009 A, 0.14% 11/7/11, LOC Bank of America NA, VRDN (c)	3,500	3,500
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,700	11,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,700	$ 4,700
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	22,240	22,240
Series 2008 C, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,100	7,100
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	21,000	21,000
Series 2009 D, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Provena Health Proj.) Series D, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
(Rehabilitation Institute of Chicago Proj.) Series 2009 B, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
(Rockford Mem. Hosp. Proj.) 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	20,200	20,200
(Saint Xavier Univ. Proj.) Series 2008, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	7,045	7,045
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.13% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)	8,450	8,450
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 0.15% 11/1/11, LOC JPMorgan Chase Bank, VRDN (c)	6,000	6,000
(Trinity Int'l. Univ. Proj.) Series 2009, 0.15% 11/7/11, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	10,000	10,000
Participating VRDN:
Series EGL 06 118, Class A, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,450	9,450
Series Putters 3288Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,000	3,000
Series Putters 3764, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Illinois Gen. Oblig. Participating VRDN Series Solar 06 5, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	18,005	18,005
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.15% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	8,310	8,310
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2007 A 2D, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 11,200	$ 11,200
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	12,500	12,500
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,500	9,500
Series 2008, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	10,885	10,885
		478,255
Indiana - 2.6%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	30,575	30,575
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.14% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	11,515	11,515
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,590	4,590
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,600	2,600
Series 2008 E, 0.15% 11/7/11, LOC Bank of America NA, VRDN (c)	12,000	12,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.) Series 2011 C, 0.11% 11/7/11, LOC Northern Trust Co., VRDN (c)	5,000	5,000
(Parkview Health Sys. Oblig. Group Proj.):
Series 2009 B, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	11,490	11,490
Series 2009 D, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	$ 20,715	$ 20,715
(DePauw Univ. Proj.):
Series 2008 A, 0.11% 11/7/11, LOC Northern Trust Co., VRDN (c)	1,085	1,085
Series 2008 B, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	8,260	8,260
Bonds:
Series 2005 A, 5% 2/1/12	2,000	2,024
Series 2011 A, 1% 2/1/12	13,700	13,728
Participating VRDN Series BBT 08 12, 0.12% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	11,735	11,735
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,400	15,400
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (c)	12,500	12,604
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.15% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)	26,000	26,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	3,300	3,300
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.14% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,600	3,600
		208,621
Iowa - 0.7%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.16% 11/7/11, VRDN (c)	18,500	18,500
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.09% 11/7/11, VRDN (c)	40,400	40,400
		58,900
Kansas - 1.0%
Wichita Gen. Oblig.:
BAN Series 246, 0.375% 8/10/12	14,255	14,263
Participating VRDN Series Putters 3951, 0.15% 11/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	64,695	64,695
		78,958
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.8%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.33% tender 11/14/11, CP mode	$ 3,100	$ 3,100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.14% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	18,105	18,105
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.33% tender 11/21/11, CP mode	6,500	6,500
		64,705
Louisiana - 2.1%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.13% 11/7/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (c)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	3,320	3,320
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	15,300	15,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2009 A, 0.11% 11/7/11, VRDN (c)	10,850	10,850
(C-Port LLC Proj.) Series 2008, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	14,400	14,400
(Christus Health Proj.):
Series 2008 B, 0.09% 11/7/11, VRDN (c)	10,000	10,000
Series 2009 B3, 0.1% 11/7/11, LOC Bank of New York, New York, VRDN (c)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(CommCare Corp. Proj.) Series 2008 A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 6,300	$ 6,300
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.13% 11/7/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (c)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,500	12,500
Series 2010 B, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	13,400	13,400
		164,545
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Participating VRDN Series Solar 06 122, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,915	7,915
Series 2008 B, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,500	4,500
		12,415
Maryland - 1.9%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.12% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	13,695	13,695
Baltimore County Gen. Oblig. Series 2011:
0.14% 11/7/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,700	10,700
0.16% 11/2/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	8,500	8,500
0.16% 12/5/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,800	12,800
0.18% 12/5/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,700	10,700
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.15% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	9,400	9,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	4,690	4,690
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) First Series 2005 B, 5.25% 2/15/12	1,480	1,501
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Howard County Gen. Hosp. Proj.) Series 2008, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 18,100	$ 18,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.24% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	14,200	14,200
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	5,960	5,960
(Villa Julie College, Inc. Proj.) Series 2005, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	19,235	19,235
Participating VRDN Series BBT 08 46, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	3,825	3,825
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	5,325	5,325
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.14% 11/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	7,965	7,965
		151,696
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	5,000	5,000
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,000	11,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992 0.6% tender 11/22/11, CP mode	10,000	10,000
Series 1993 A, 0.6% tender 11/30/11, CP mode	18,100	18,100
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,000	13,000
Series Putters 2479Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,755	3,755
Series Putters 2857, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,200	1,200
		72,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 1.5%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	$ 5,110	$ 5,110
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,500	3,500
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	15,200	15,406
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B2, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	17,085	17,085
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.12% tender 12/2/11, CP mode	21,000	21,000
Participating VRDN Series ROC II R 11676, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	8,650	8,650
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.25% 11/7/11, LOC Bank of America NA, VRDN (c)	52,000	52,000
		122,751
Minnesota - 0.4%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.15% 11/7/11, LOC Freddie Mac, VRDN (c)	5,000	5,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.12% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,025	4,025
Minnesota Gen. Oblig. Participating VRDN:
Series Putters 3845, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,400	3,400
Series Putters 3982, 0.15% 11/7/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	12,995	12,995
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.14% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	2,550	2,550
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,230	5,230
		33,200
Mississippi - 0.6%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	13,525	13,525
Participating VRDN Series Solar 06 0153, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	5,850	5,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig.:
Bonds Series 2001, 5% 11/1/11	$ 3,000	$ 3,000
0.18% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	11,900	11,900
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.2%, tender 1/5/12 (c)(h)	15,000	15,000
		49,275
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,400	9,400
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.15% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	5,245	5,245
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	25,290	25,290
Participating VRDN Series EGL 07 0001, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	8,470	8,470
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) 0.17% tender 12/1/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.11% 11/7/11, VRDN (c)	15,500	15,500
(Lutheran Sr. Svcs. Proj.) Series 2008, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	2,575	2,575
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.14% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	3,775	3,775
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,200	5,200
		88,455
Montana - 0.1%
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (c)	4,000	4,000
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev.:
Bonds Series B, 5% 1/1/12	$ 4,500	$ 4,536
Series A, 0.16% 12/8/11, CP	10,950	10,950
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series BBT 2060, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	22,935	22,935
Series A, 0.18% 11/4/11, CP	3,500	3,500
		57,921
Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.13% 11/7/11, LOC Citibank NA, VRDN (c)	25,500	25,500
Series 2008 D 2B, 0.12% 11/7/11, LOC Royal Bank of Canada, VRDN (c)	12,400	12,400
Series 2008 D3, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	10,000	10,000
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,085	6,085
Series Putters 3489Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,965	11,965
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,220	10,220
Nevada Gen. Oblig. Bonds Series A, 5% 2/1/12	5,250	5,313
Reno Cap. Impt. Rev. Series 2005 A, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	2,000	2,000
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.13% 11/7/11, LOC Union Bank of California, VRDN (c)	3,100	3,100
Series 2008 B, 0.13% 11/7/11, LOC Union Bank of California, VRDN (c)	42,625	42,625
Series 2009 A, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	28,385	28,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 B, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 8,865	$ 8,865
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.15% 11/2/11, LOC Lloyds TSB Bank PLC, CP	5,700	5,700
		178,658
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	7,800	7,800
New Jersey - 0.5%
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	14,386	14,570
New Jersey Health Care Facilities Fing. Auth. Rev. (Princeton HealthCare Sys. Proj.) Series 2010 A, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	7,000	7,000
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	21,600	21,804
		43,374
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	72,745	72,745
New York - 3.8%
Huntington Union Free School District TAN 1.5% 6/27/12	13,500	13,611
New York City Gen. Oblig.:
Series 1995 F3, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,100	4,100
Series 2004 A3, 0.12% 11/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	1,500	1,500
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,415	4,415
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.17% 11/7/11, LOC RBS Citizens NA, VRDN (c)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series PT 3992, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	3,495	3,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 10381, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 6,105	$ 6,105
Series ROC II R 11904, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series 8, 0.18% 7/20/12, CP	22,900	22,900
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	2,400	2,400
(North Shore - Long Island Jewish Obligated Group Proj.):
Series 2009 B, 0.1% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	10,000	10,000
Series 2009 C, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	27,900	27,900
Series 2009 D, 0.16% 11/7/11, LOC Bank of America NA, VRDN (c)	7,900	7,900
(The Culinary Institute of America Proj.) Series 2004 C, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	12,800	12,800
Participating VRDN:
Series EGL 06 47 Class A, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,500	13,500
Series ROC II R 11735, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,395	10,395
Series 1998, 0.16% 12/5/11, CP	6,500	6,500
New York Hsg. Fin. Agcy. Rev. (600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.11% 11/7/11, LOC Bank of New York, New York, VRDN (c)	2,000	2,000
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.17% 12/6/11, LOC Royal Bank of Canada, CP	15,800	15,800
New York Pwr. Auth. Series 1:
0.14% 11/4/11, CP	13,400	13,400
0.14% 11/10/11, CP	4,100	4,100
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A2, 0.11% 11/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)	14,600	14,600
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/12	10,000	10,396
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Onondaga County Trust for Cultural Resources Rev. (Syracuse Univ. Proj.) Series 2010 A, 0.15% 11/7/11, LOC Bank of America NA, VRDN (c)	$ 13,300	$ 13,300
South Huntington Union Free School District TAN 1.5% 6/28/12	12,500	12,601
Syosset Central School District TAN 1.5% 6/22/12	12,500	12,599
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.12% 11/7/11 (Liquidity Facility Royal Bank of Scotland NV), VRDN (c)	4,930	4,930
West Babylon Union Free School District TAN 1.5% 6/22/12	15,000	15,111
		305,358
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.21% 11/15/11, CP	6,215	6,215
North Carolina - 4.2%
Board of Governors of the Univ. of North Carolina Series D:
0.11% 11/3/11, CP	10,000	10,000
0.14% 12/6/11, CP	11,010	11,010
0.15% 12/2/11, CP	10,000	10,000
0.19% 12/2/11, CP	13,000	13,000
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,715	6,715
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	9,200	9,200
Charlotte Wtr. & Swr. Sys. Rev.:
Bonds Series 2011, 1.5% 6/1/12	3,320	3,344
Participating VRDN Series Putters 3443, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,115	6,115
Series 2002 B, 0.1% 11/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	24,185	24,185
Series 2002 C, 0.15% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	8,020	8,020
Series 2006 B, 0.1% 11/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	39,100	39,100
Guilford County Gen. Oblig. Series 2007 B, 0.12% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (c)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,275	6,275
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.: - continued
(High Point Univ. Rev.) Series 2006, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	$ 9,930	$ 9,930
Series 2011, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,800	2,800
Series EGL 07 0015, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,890	10,890
Series Putters 3331, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,250	1,250
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	28,200	28,200
(Friends Homes, Inc. Proj.) Series 2003, 0.22% 11/1/11, LOC Bank of America NA, VRDN (c)	7,840	7,840
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	2,520	2,520
(Wake Forest Univ. Proj.) Series 2008 C, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	4,800	4,800
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Orange Wtr. & Swr. Auth. Series 2004 B, 0.1% 11/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	2,000	2,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.1% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	17,855	17,855
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.15% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	4,145	4,145
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BBT 08 19, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	25,605	25,605
Series EGL 05 3014 Class A, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	22,700	22,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig. Bonds Series 2007, 5% 3/1/12	$ 5,835	$ 5,928
Winston-Salem Ltd. Oblig. Series 2010 B, 0.12% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (c)	9,000	9,000
		333,927
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,900	1,900
Series B, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	19,000	19,000
Columbus Gen. Oblig. (San. Swr. Proj.) Series 2006 1, 0.08% 11/7/11, VRDN (c)	200	200
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	14,385	14,385
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,205	3,205
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,790	1,790
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,010	1,010
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	7,500	7,500
Series 2008 B, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
Lancaster Port Auth. Gas Rev. 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	6,635	6,635
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,715	4,715
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.25% 11/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	1,000	1,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.4% 11/7/11, VRDN (c)	4,400	4,400
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,710	5,710
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.12% 11/7/11, LOC PNC Bank NA, VRDN (c)	$ 4,875	$ 4,875
(Ohio Northern Univ. Proj.) Series 2008 A, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.2% 11/7/11, LOC RBS Citizens NA, VRDN (c)	14,300	14,300
(Xavier Univ. Proj.) Series 2008 A, 0.13% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,300	4,300
Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B5, 0.27% tender 3/8/12, CP mode	3,000	3,000
(The Cleveland Clinic Foundation Proj.) Series 2008 B6, 0.28% tender 6/22/12, CP mode	10,000	10,000
Series 2008 B6, 0.27% tender 3/8/12, CP mode	15,000	15,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,420	2,420
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.14% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,150	6,150
		146,995
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	16,350	16,350
Oregon - 2.6%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.):
Series 2008 B, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,200	5,200
Series 2008 C, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,700	4,700
Bonds (Providence Health Sys. Proj.) Series 2003 E:
0.18% tender 1/11/12, CP mode	8,000	8,000
0.19% tender 11/14/11, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	76,400	77,287
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.12% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	26,615	26,615
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	19,875	19,875
Portland Swr. Sys. Rev. Bonds Series 2010 A, 4% 3/1/12	4,250	4,303
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.1% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 37,000	$ 37,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	14,230	14,230
		207,210
Pennsylvania - 3.6%
Allegheny County Series C-58 A, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,060	5,060
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	8,105	8,105
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	5,500	5,500
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	5,100	5,100
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,200	6,200
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.23% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	8,900	8,900
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.15% 11/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	7,000	7,000
Series 2008 A, 0.19% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	32,265	32,265
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.19% 11/1/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	7,300	7,300
Series 2008, 0.19% 11/1/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,500	2,500
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.11% 11/7/11, VRDN (c)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	8,800	8,800
Lower Merion School District Series 2009 A, 0.11% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	$ 11,425	$ 11,425
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.15% 11/7/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	17,850	17,850
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,000	3,000
Series ROC II R 11505, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.12% 11/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	17,845	17,845
(Keystone College Proj.) Series 2001 H5, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	3,250	3,250
(King's College Proj.) Series 2001 H6, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	3,825	3,825
(Marywood Univ. Proj.) Series 2005 A, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	4,735	4,735
Philadelphia Gen. Oblig. Series 2009 B, 0.1% 11/7/11, LOC Royal Bank of Canada, VRDN (c)	19,300	19,300
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.12% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	8,600	8,600
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.11% 11/7/11, LOC PNC Bank NA, VRDN (c)	6,645	6,645
RBC Muni. Prods, Inc. Trust Various States Participating VRDN Series RBC E 22, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	13,400	13,400
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	19,800	19,800
Somerset County Gen. Oblig. Series 2009 A, 0.14% 11/7/11, LOC PNC Bank NA, VRDN (c)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.12% 11/7/11, LOC PNC Bank NA, VRDN (c)	7,925	7,925
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
Bonds (Univ. Cap. Proj.) Series 2005 B, 0.19% tender 1/6/12, CP mode	13,300	13,300
Participating VRDN Series WF 09 38C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 10,000	$ 10,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.12% 11/7/11, LOC PNC Bank NA, VRDN (c)	3,395	3,395
		282,215
Rhode Island - 0.9%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	12,345	12,345
Series 2008 A, 0.13% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,400	9,400
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.13% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	11,100	11,100
(New England Institute of Technology Proj.) Series 2008, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	4,870	4,870
(Rhode Island School of Design Proj.):
Series 2008 A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	17,605	17,605
Series 2008 B, 0.14% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	14,400	14,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	5,000	5,000
		74,720
South Carolina - 1.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.15% 11/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.18% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	16,900	17,025
Greenwood School District #50 Gen. Oblig. Bonds:
Series 2011 B, 1% 4/2/12 (b)	5,960	5,977
Series A, 1.5% 4/2/12	4,650	4,672
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.17% 11/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,545	5,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.21% 11/1/11, VRDN (c)	$ 4,500	$ 4,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C, 1% 3/1/12	23,500	23,563
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.13% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	5,025	5,025
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 A:
0.17% 12/12/11, CP	6,192	6,192
0.17% 2/8/12, CP	10,986	10,986
Series 2010 B:
0.17% 12/12/11, CP	1,750	1,750
0.17% 2/8/12, CP	1,157	1,157
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.6% tender 11/1/11, CP mode	6,700	6,700
		102,582
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.3% 11/7/11, LOC Bank of America NA, VRDN (c)	8,095	8,095
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.35% 11/7/11, LOC Bank of America NA, VRDN (c)	2,200	2,200
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,085	4,085
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.12% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,500	8,500
Series 2008 B, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	$ 22,900	$ 22,900
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.3% 11/7/11, LOC Bank of America NA, VRDN (c)	4,300	4,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,000	20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.24% 11/7/11, LOC Bank of America NA, VRDN (c)	7,175	7,175
		91,655
Texas - 7.0%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.13% 11/7/11, LOC Bank of Tokyo-Mitsubishi, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	12,840	12,840
Birdville Independent School District Participating VRDN Series MT 720, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,555	5,555
Brownsville Util. Sys. Rev. Series A, 0.22% 12/15/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.17% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	5,200	5,200
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,825	2,825
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.17% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,800	3,800
Dallas Independent School District Bonds Series 2005, 5.25% 8/15/12 (Permanent School Fund of Texas Guaranteed)	2,185	2,271
Dallas North Texas Tollway Auth. Series 2010 A1, 0.25% 11/1/11, LOC Bank of America NA, CP	6,670	6,670
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	11,400	11,400
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2010, 3% 10/1/12	4,435	4,546
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 4,925	$ 4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	8,635	8,635
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,000	16,000
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (c)	9,100	9,224
Participating VRDN Series RBC E 18, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	11,000	11,000
TAN Series 2011, 1.5% 2/29/12	10,600	10,646
Harris County Metropolitan Trans. Auth.:
Series A1:
0.16% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.22% 2/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3:
0.19% 1/25/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.19% 1/25/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	1,600	1,600
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,865	5,865
Houston Gen. Oblig. Series A, 0.2% 11/4/11, LOC Union Bank of California, CP	7,600	7,600
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.13% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	18,870	18,870
Houston Independent School District Participating VRDN Series MT 732, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	9,805	9,805
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 12267, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,955	7,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Irving Independent School District Participating VRDN Series PT 3954, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 17,840	$ 17,840
Keller Independent School District Participating VRDN Series WF11 55 C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,650	5,650
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.17% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,200	3,200
Lower Colorado River Auth. Transmission Contract Rev. Bonds (LCRA Transmission Corp. Proj.) Series 2011 B, 1.5% 5/15/12	4,395	4,421
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Participating VRDN Series ROC II R 11947, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,200	7,200
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,185	14,185
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.13% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	5,830	5,830
RBC Muni. Prods, Inc. Trust Various States Participating VRDN Series RBC E 27, 0.14% 11/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	13,000	13,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.):
Series 2000, 0.11% 11/7/11, VRDN (c)	28,600	28,600
0.13% 11/7/11, VRDN (c)	1,500	1,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,315	5,315
Series DB 602, 0.19% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	16,950	16,950
Series 2003, 0.21% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	28,400	28,400
Series A, 0.19% 11/3/11, CP	17,500	17,500
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	12,455	12,455
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.: - continued
Series 2001 A:
0.18% 11/2/11, CP	$ 5,287	$ 5,287
0.18% 11/4/11, CP	4,000	4,000
0.18% 11/4/11, CP	14,480	14,480
Spring Independent School District Participating VRDN Series DB 603, 0.17% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,780	3,780
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 E, 0.12% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	10,600	10,600
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,300	4,300
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Texas Gen. Oblig. Participating VRDN Series ROC II R 11184, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,205	6,205
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 5% 7/1/12	5,000	5,158
Series 2003, 0.15% 11/4/11, CP	1,800	1,800
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,615	10,615
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series MT 780, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,050	5,050
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,350	5,350
Series 2002 A:
0.11% 11/3/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
0.11% 11/3/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
0.12% 11/14/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,200	14,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	$ 6,000	$ 6,000
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	12,335	12,335
		556,303
Utah - 1.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.17% 1/19/12 (Liquidity Facility Bank of Nova Scotia), CP	6,800	6,800
Series 1997 B2, 0.25% 11/9/11 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.17% 1/19/12 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
0.17% 1/19/12 (Liquidity Facility JPMorgan Chase Bank), CP	14,100	14,100
Series 1998 B4, 0.17% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.15% 11/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	24,800	24,800
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	9,900	9,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,675	5,675
		105,715
Virginia - 2.5%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,600	3,600
Albemarle County Indl. Dev. Auth. 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	5,800	5,800
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	4,520	4,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,250	$ 4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.12% 11/7/11, LOC Citibank NA, VRDN (c)	18,900	18,900
Series 2008 D2, 0.11% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	37,215	37,215
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.12% 11/7/11, VRDN (c)	2,455	2,455
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.26%, tender 5/29/12 (c)	17,345	17,345
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 755, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,985	4,985
Series MT 777, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	7,485	7,485
Series ROC II R 10410, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,200	2,200
Univ. of Virginia Gen. Rev.:
Bonds Series 2003 A, 0.13% tender 11/3/11, CP mode	11,010	11,010
Participating VRDN:
Series BBT 08 30, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	7,510	7,510
Series EGL 06 17 Class A, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	14,775	14,775
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2011 A, 3% 9/1/12 (b)	3,375	3,448
Virginia Commonwealth Trans. Board Rev.:
Bonds (Trans. Cap. Projects) Series 2010 A1, 5% 5/15/12	3,550	3,641
Participating VRDN Series WF 11 93C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	8,715	8,715
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	3,925	3,925
Series MS 06 1860, 0.13% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,360	2,360
Series Putters 3036, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,365	3,365
Series ROC II R 11923, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,965	5,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	$ 6,000	$ 6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev.:
Bonds (Sentara Healthcare Proj.) Series 2010, 3% 11/1/11	2,000	2,000
Participating VRDN:
Series BC 10 17W, 0.15% 11/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series Putters 3791Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,350	3,350
Series 2010, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
		197,819
Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Putters 2866, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,285	8,285
Series WF 11 38, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds Series 2008 D, 5% 7/1/12	3,505	3,615
Everett Gen. Oblig. Series 2001, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	6,835	6,835
King County Gen. Oblig. Participating VRDN Series DB 598, 0.17% 11/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,500	3,500
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	3,355	3,355
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	4,400	4,400
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.13% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Vancouver Hsg. Auth. Rev. Series 2008, 0.18% 11/7/11, LOC Freddie Mac, VRDN (c)	9,000	9,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,240	6,240
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.:
Bonds:
Series 2007 A, 5% 1/1/12	$ 3,860	$ 3,891
Series 2011 C, 5% 7/1/12	5,100	5,260
Participating VRDN:
Series BA 08 1121, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	6,665	6,665
Series Putters 3054, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Series Putters 3856, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,500	8,500
Series Putters 3872, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series ROC II R 759 PB, 0.17% 11/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,720	15,720
Series WF 11-16C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	7,315	7,315
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.):
Series 2011 B, 0.13% 11/7/11, LOC Citibank NA, VRDN (c)	5,000	5,000
Series 2011 C, 0.13% 11/7/11, LOC Citibank NA, VRDN (c)	25,000	25,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.17% 11/7/11, LOC Bank of America NA, VRDN (c)	27,765	27,765
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	9,000	9,000
Series 2009 B, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,750	4,750
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	6,655	6,655
(Southwest Washington Med. Ctr.) Series 2008 A, 0.14% 11/7/11, LOC Union Bank of California, VRDN (c)	9,200	9,200
(Swedish Health Svcs. Proj.):
Series 2009 B, 0.1% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,000	2,000
Series 2009 C, 0.19% 11/7/11, LOC Bank of America NA, VRDN (c)	5,000	5,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.13% 11/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	16,700	16,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.18% 11/7/11, LOC Bank of America NA, VRDN (c)	$ 16,000	$ 16,000
(New Haven Apts. Proj.) Series 2009, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	4,000	4,000
(New Tacoma Apts. Proj.) Series 2009, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	9,000	9,000
(The Cambridge Apts. Proj.) Series 2009, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.35% 11/7/11, LOC Bank of America NA, VRDN (c)	1,500	1,500
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	15,400	15,923
		291,004
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.13% 11/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.2% 11/7/11, LOC Bank of America NA, VRDN (c)	4,600	4,600
Series 2009 A, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,700	4,700
Series 2009 B, 0.15% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	2,900	2,900
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.13% 11/7/11, LOC Branch Banking & Trust Co., VRDN (c)	22,800	22,800
		45,800
Wisconsin - 1.6%
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 4% 5/15/12	11,300	11,524
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee Gen. Oblig.: - continued
Series R3, 0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, CP	$ 13,000	$ 13,000
Wisconsin Gen. Oblig.:
Bonds Series 1, 5% 5/1/12	6,000	6,142
Participating VRDN:
Series BBT 08 47, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	6,400	6,400
Series Solar 07 4, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	24,245	24,245
Series 2005 A, 0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
TAN 2% 6/15/12	20,800	21,027
Wisconsin Health & Edl. Facilities Auth. Rev.:
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.16% 11/1/11, LOC JPMorgan Chase Bank, VRDN (c)	11,225	11,225
Participating VRDN Series MS 3259. 0.15% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,000	5,000
Wisconsin Trans. Rev.:
Series 1997, 0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
0.19% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,850	9,850
		129,228
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.13% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
Municipal Securities - continued
	Shares	Value (000s)
Other - 14.6%
Fidelity Tax-Free Cash Central Fund, 0.12% (d)(e)	1,160,449,000	$ 1,160,449
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $7,987,703)		7,987,703
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(31,533)
NET ASSETS - 100%		$ 7,956,170
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,950,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.2%, tender 1/5/12	7/6/11	$ 15,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,238
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,827,254)	$ 6,827,254
Fidelity Central Funds (cost $1,160,449)	1,160,449
Total Investments (cost $7,987,703)		$ 7,987,703
Cash		6,966
Receivable for investments sold		10,900
Receivable for fund shares sold		103,667
Interest receivable		5,894
Distributions receivable from Fidelity Central Funds		97
Prepaid expenses		25
Receivable from investment adviser for expense reductions		25
Other receivables		37
Total assets		8,115,314

Liabilities
Payable for investments purchased Regular delivery	$ 59,542
Delayed delivery	21,486
Payable for fund shares redeemed	75,724
Distributions payable	1
Accrued management fee	910
Other affiliated payables	1,404
Other payables and accrued expenses	77
Total liabilities		159,144

Net Assets		$ 7,956,170
Net Assets consist of:
Paid in capital		$ 7,956,159
Accumulated undistributed net realized gain (loss) on investments		11
Net Assets		$ 7,956,170

Daily Money Class: Net Asset Value, offering price and redemption price per share ($524,553 ÷ 524,059 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($399,247 ÷ 398,888 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($7,032,370 ÷ 7,028,826 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2011

Investment Income
Interest		$ 15,465
Income from Fidelity Central Funds		1,238
Total income		16,703

Expenses
Management fee	$ 18,692
Transfer agent fees	14,956
Distribution and service plan fees	3,108
Accounting fees and expenses	622
Custodian fees and expenses	97
Independent trustees' compensation	26
Registration fees	577
Audit	49
Legal	26
Miscellaneous	51
Total expenses before reductions	38,204
Expense reductions	(22,248)	15,956
Net investment income (loss)		747
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		63
Net increase in net assets resulting from operations		$ 810

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 747	$ 713
Net realized gain (loss)	63	188
Net increase in net assets resulting from operations	810	901
Distributions to shareholders from net investment income	(747)	(713)
Share transactions - net increase (decrease)	1,070,916	(82,482)
Total increase (decrease) in net assets	1,070,979	(82,294)

Net Assets
Beginning of period	6,885,191	6,967,485
End of period	$ 7,956,170	$ 6,885,191

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.001	.019	.030
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.001	.019	.030
Distributions from net investment income	- D	- D	(.001)	(.019)	(.030)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	- D	- D	(.001)	(.019)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.06%	1.87%	3.07%
Ratios to Average Net Assets B,C
Expenses before reductions	.72%	.72%	.76%	.73%	.73%
Expenses net of fee waivers, if any	.21%	.28%	.60%	.70%	.70%
Expenses net of all reductions	.21%	.28%	.59%	.61%	.54%
Net investment income (loss)	.01%	.01%	.05%	1.81%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$ 525	$ 508	$ 597	$ 922	$ 895

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.016	.028
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.016	.028
Distributions from net investment income	- D	- D	- D	(.016)	(.028)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	- D	- D	- D	(.016)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.02%	1.62%	2.81%
Ratios to Average Net Assets B,C
Expenses before reductions	.97%	.97%	1.01%	.98%	.98%
Expenses net of fee waivers, if any	.22%	.28%	.63%	.95%	.95%
Expenses net of all reductions	.22%	.28%	.63%	.86%	.82%
Net investment income (loss)	.01%	.01%	.02%	1.56%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 399	$ 371	$ 452	$ 660	$ 508

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.002	.021	.033
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.002	.021	.033
Distributions from net investment income	- D	- D	(.002)	(.021)	(.033)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	- D	- D	(.002)	(.021)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.18%	2.13%	3.32%
Ratios to Average Net Assets B,C
Expenses before reductions	.47%	.47%	.51%	.48%	.48%
Expenses net of fee waivers, if any	.21%	.28%	.47%	.45%	.45%
Expenses net of all reductions	.21%	.28%	.46%	.36%	.29%
Net investment income (loss)	.01%	.01%	.18%	2.06%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 7,032	$ 6,006	$ 5,918	$ 6,784	$ 4,346

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except percentages)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 7,987,703

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 44

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be October 31, 2012.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2011	October 31, 2010
Tax-exempt Income	$ 747	$ 713

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	- %	.25%	$ 1,288	$ 0
Capital Reserves Class	.25%	.25%	1,820	0
			$ 3,108	$ 0

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained $3 from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer agency and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Daily Money Class	$ 1,031
Capital Reserves Class	728
Fidelity Tax-Free Money Market Fund	13,197
$ 14,956

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 100
Capital Reserves Class	.95%	74
Fidelity Tax-Free Money Market Fund	.45%	1,276

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Daily Money Class	$ 2,505
Capital Reserves Class	2,663
Fidelity Tax-Free Money Market Fund	15,615

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2011	2010
From net investment income
Daily Money Class	$ 51	$ 56
Capital Reserves Class	36	41
Fidelity Tax-Free Money Market Fund	660	616
Total	$ 747	$ 713

Annual Report

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2011	2010
Daily Money Class Shares sold	1,710,214	1,728,937
Reinvestment of distributions	49	55
Shares redeemed	(1,693,548)	(1,818,148)
Net increase (decrease)	16,715	(89,156)
Capital Reserves Class Shares sold	1,946,190	1,824,962
Reinvestment of distributions	36	40
Shares redeemed	(1,918,448)	(1,905,882)
Net increase (decrease)	27,778	(80,880)
Fidelity Tax-Free Money Market Fund Shares sold	25,532,133	22,285,195
Reinvestment of distributions	652	609
Shares redeemed	(24,506,362)	(22,198,249)
Net increase (decrease)	1,026,423	87,555

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Fidelity Newbury Street Trust) at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 9, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2011, $45,601, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Capital Reserves Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Tax-Exempt Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2010.

Daily Money Class (25 basis point 12b-1 fee class of the fund): The Board noted that the total expense ratio of Daily Money Class of Tax-Exempt Fund ranked below its competitive median for 2010.

Capital Reserves Class (50 basis point 12b-1 fee class of the fund): The Board noted that the total expense ratio of Capital Reserves Class of Tax-Exempt Fund ranked below its competitive median for 2010.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TFM-UANN-1211
1.784782.108

Item 2. Code of Ethics

As of the end of the period, October 31, 2011, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Prime Fund, Tax-Exempt Fund, and Treasury Fund (the "Funds"):

Services Billed by PwC

October 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$60,000	$-	$2,000	$8,500
Tax-Exempt Fund	$44,000	$-	$2,000	$4,900
Treasury Fund	$45,000	$-	$2,000	$3,100

October 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$71,000	$-	$2,000	$9,700
Tax-Exempt Fund	$47,000	$-	$2,000	$4,600
Treasury Fund	$47,000	$-	$2,000	$3,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2011A	October 31, 2010A
Audit-Related Fees	$3,835,000	$2,150,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2011 A	October 31, 2010 A
PwC	$5,855,000	$5,225,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2011